Quarterly Portfolios of Investments
July 31, 2021
Fixed Income Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Bond Fund	HBFRX	HABDX	HRBDX	–
Harbor Convertible Securities Fund	HNCVX	HACSX	HRCSX	HICSX
Harbor Core Bond Fund	HCBRX	HACBX	–	–
Harbor High-Yield Bond Fund	HNHYX	HYFAX	HYFRX	HYFIX

Harbor Bond Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value, Cost and Principal Amounts in Thousands
ASSET-BACKED SECURITIES—11.8%
Principal Amount			Value
		Air Canada Pass-Through Trust
		Series 2017-1AA Cl. PTT
	$3,555	3.300%—07/15/2031[1]	$3,644
		Aircastle Ltd.
	6,200	2.850%—01/26/2028[1]	6,370
		Alaska Airlines Pass-Through Trust
		Series 2020-TR Cl. EETC
	3,459	4.800%—02/15/2029[1]	3,850
		American Airlines Pass-Through Trust
		Series 15-2 Cl. AA
	1,594	3.600%—03/22/2029	1,662
		AMMC CLO 20 Ltd.[2]
		Series 17-20A Cl. AR
	4,400	0.996% (3 Month USD Libor + 0.870) 04/17/2029[1,3]	4,400[x]
		AMMC CLO XII Ltd.[2]
		Series 2013-12A Cl. AR2
	4,200	1.095% (3 Month USD Libor + 0.950) 11/10/2030[1,3]	4,196
		Anchorage Capital CLO 11 Ltd.[2]
	4,000	1.278% (3 Month USD Libor + 1.140) 07/22/2032[1,3]	4,000
		Anchorage Capital CLO Ltd.[2]
		Series 2020-16A Cl. A
	4,100	1.534% (3 Month USD Libor + 1.400) 10/20/2031[1,3]	4,108
		Apidos CLO XXVI[2]
	4,000	1.046% (3 Month USD Libor + 0.900) 07/18/2029[1,3]	4,000
		Ares LII CLO Ltd.[2]
	4,000	1.051% (3 Month USD Libor + 1.050) 04/22/2031[1,3]	4,000
		Argent Securities Inc.
		Series 2006-W4 Cl. A2C
	5,940	0.409% (1 Month USD Libor + 0.160) 05/25/2036[3]	2,175
		Series 2004-W11 Cl. M3
	939	1.214% (1 Month USD Libor + 0.750) 11/25/2034[3]	945
			3,120
		Asset Backed Securities Corp. Home Equity Loan Trust
		Series 2003-HE4 Cl. M1
	4,115	1.338% (1 Month USD Libor + 0.830) 08/15/2033[3]	4,158
		Birch Grove CLO Ltd.[2]
	4,000	1.248% (3 Month USD Libor + 1.130) 06/15/2031[1,3]	4,000
		BlueMountain Fuji EUR CLO III DAC[2]
EUR	3,400	0.720% (3 Month EUR Libor + 0.720) 01/15/2031[1,3]	4,035
		Carlyle Global Market Strategies CLO Ltd.[2]
		Series 2013-1A Cl. A1
	$4,300	1.061% (3 Month USD Libor + 0.950) 08/14/2030[1,3]	4,300
		Carlyle US CLO 2017-1 Ltd.[2]
	4,000	1.134% (3 Month USD Libor + 1.000) 04/20/2031[1,3]	3,996
		Catamaran CLO Ltd.[2]
		Series 2014-1A Cl. A1
	4,974	1.482% (3 Month USD Libor + 1.100) 04/22/2030[1,3]	4,978
ASSET-BACKED SECURITIES—Continued
Principal Amount			Value
		Countrywide Asset-Backed Certificates
		Series 2006-21 Cl. 2A3
	$213	0.239% (1 Month USD Libor + 0.150) 05/25/2037[3]	$213
		Series 2006-ABC1 Cl. A3
	4,319	0.569% (1 Month USD Libor + 0.240) 05/25/2036[3]	3,798
		Series 2006-2 Cl. M1
	901	0.689% (1 Month USD Libor + 0.400) 06/25/2036[3]	895
			4,906
		Crestline Denali CLO XV Ltd.[2]
	4,000	1.163% (3 Month USD Libor + 1.030) 04/20/2030[1,3]	4,000
		DAE Funding LLC
	5,200	1.625%—02/15/2024[1]	5,202
		Dryden CLO DAC[2]
		Series 2017-52A Cl. AR
EUR	3,000	0.860% (3 Month EUR Libor + 0.860) 05/15/2034[1,3]	3,558
		Dryden XXV Senior Loan Fund
		Series 2012-25A Cl. ARR
	$3,938	1.026% (3 Month USD Libor + 0.900) 10/15/2027[1,3]	3,939
		Evergreen Credit Card Trust
		Series 2019-2 Cl. A
	6,000	1.900%—09/16/2024[1]	6,116
		Exantas Capital Corp.
		Series 2020-RSO9 Cl. A
	1,067	2.660% (Sofr 30 Day Moving Average + 2.615) 04/17/2037[1,3]	1,070
		First Franklin Mortgage Loan Trust
		Series 2006-FF14 Cl. A6
	8,000	0.399% (1 Month USD Libor + 0.310) 10/25/2036[3]	6,935
		GSAA Home Equity Trust
		Series 2006-20 Cl. 1A2
	3,637	0.449% (1 Month USD Libor + 0.180) 12/25/2046[3]	1,486
		Series 2007-9 Cl. A1A
	579	6.000%—08/25/2047	569
			2,055
		GSAMP Trust
		Series 2007-FM1 Cl. 2A2
	100	0.159% (1 Month USD Libor + 0.070) 12/25/2036[3]	62
		HSI Asset Securitization Corp. Trust
		Series 2006-HE2 Cl. 2A3
	4,665	0.429% (1 Month USD Libor + 0.170) 12/25/2036[3]	1,789
		IXIS Real Estate Capital Trust
		Series 2005-HE1 Cl. M4
	1,368	1.139% (1 Month USD Libor + 1.050) 06/25/2035[3]	1,371
		JPMorgan Mortgage Acquisition Corp.
		Series 2006-ACC1 Cl. M1
	289	0.494% (1 Month USD Libor + 0.270) 05/25/2036[3]	289
		Series 2006-HE1 Cl. A4
	1,043	0.669% (1 Month USD Libor + 0.290) 01/25/2036[3]	1,045
		Series 2007-HE1 Cl. AF3
	772	4.214%—05/25/2035[4]	637
			1,971

Harbor Bond Fund

Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	LoanCore Ltd.
	Series 2018-CRE1 Cl. A
$1,800	1.223% (1 Month USD Libor + 1.130) 05/15/2028[1,3]	$1,800
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
4,693	0.569% (1 Month USD Libor + 0.240) 06/25/2036[3]	2,648
	MF1 Multi Family Housing Mortgage Trust
	Series 2020-FL4 Cl. A
5,100	1.859% (Sofr 30 Day Moving Average + 1.815) 11/15/2035[1,3]	5,166
	Mid-State Capital Corp Trust
	Series 2004-1 Cl. A
580	6.005%—08/15/2037	614
	Morgan Stanley Capital Inc.
	Series 2007-HE1 Cl. A2C
1,814	0.239% (1 Month USD Libor + 0.150) 11/25/2036[3]	1,333
	Series 2007-HE6 Cl. A3
3,810	0.269% (1 Month USD Libor + 0.180) 05/25/2037[3]	3,497
		4,830
	Mountain View CLO Ltd.[2]
	Series 2014-1A Cl. ARR
111	0.926% (3 Month USD Libor + 0.800) 10/15/2026[1,3]	111
	Nassau Ltd.
	Series 2020-1A Cl. A1
3,000	2.284% (3 Month USD Libor + 2.150) 07/20/2029[1,3]	3,008
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
3,777	0.339% (1 Month USD Libor + 0.250) 07/25/2037[3]	3,088
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
2,251	0.809% (1 Month USD Libor + 0.480) 08/25/2035[3]	2,263
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
4,514	0.219% (1 Month USD Libor + 0.130) 09/25/2036[3]	1,344
	RAMP Trust
	Series 2004-RS8 Cl. MII1
129	0.989% (1 Month USD Libor + 0.600) 08/25/2034[3]	129
	Santander Drive Auto Receivables Trust
	Series 2020-2 Cl. A3
925	0.670%—04/15/2024	926
	Saxon Asset Securities Trust
	Series 2006-3 Cl. A3
3,327	0.259% (1 Month USD Libor + 0.170) 10/25/2046[3]	3,276
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. M1
5,945	0.749% (1 Month USD Libor + 0.440) 08/25/2035[3]	4,881
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
16	5.130%—09/01/2023	17
	Series 2009-20A Cl. 1
1,013	5.720%—01/01/2029	1,133
ASSET-BACKED SECURITIES—Continued
Principal Amount			Value
		Series 2008-20H Cl. 1
	$2,309	6.020%—08/01/2028	$2,561
			3,711
		Sound Point CLO XII Ltd.[2]
		Series 2016-2A Cl. AR2
	5,521	1.184% (3 Month USD Libor + 1.050) 10/20/2028[1,3]	5,529
		Specialty Underwriting & Residential Finance Trust
		Series 2006-BC4 Cl. A2B
	2,575	0.312% (1 Month USD Libor + 0.110) 09/25/2037[3]	1,295
		Structured Asset Securities Co.
		Series 2007-MN1A Cl. A1
	18,441	0.319% (1 Month USD Libor + 0.230) 01/25/2037[1,3]	13,464
		TPG Real Estate Finance Trust
		Series 2019-Fl3 Cl. A
	5,000	1.310% (Sofr 30 Day Moving Average + 1.265) 10/15/2034[1,3]	5,003
		Tralee CLO V Ltd.[2]
		Series 2018-5A Cl. A1
	5,516	1.244% (3 Month USD Libor + 1.110) 10/20/2028[1,3]	5,517
		Venture XXVI CLO Ltd.[2]
		Series 2017-26A Cl. AR
	6,200	1.234% (3 Month USD Libor + 1.100) 01/20/2029[1,3]	6,206
		Voya CLO Ltd.[2]
		Series 2016-4A Cl. ARR
	3,846	1.034% (3 Month USD Libor + 0.900) 07/20/2029[1,3]	3,845
TOTAL ASSET-BACKED SECURITIES
(Cost $187,380)			190,445

COLLATERALIZED MORTGAGE OBLIGATIONS—12.4%
		Adjustable Rate Mortgage Trust
		Series 2006-3 Cl. 4A2
	2,382	0.329% (1 Month USD Libor + 0.240) 08/25/2036[3]	1,159
		Alba plc
		Series 2007-1 Cl. A3
GBP	2,137	0.252% (3 Month GBP Libor + 0.170) 03/17/2039[3]	2,882
		Arbor Multifamily Mortgage Trust
		Series 2020-MF1 Cl. A5
	$2,900	2.756%—05/15/2053[1]	3,122
		Banc of America Alternative Loan Trust
		Series 2006 -7 Cl. A3
	7,573	5.913%—10/25/2036[3]	3,386
		Banc of America Funding Corp.
		Series 2007-C Cl. 7A5
	587	0.684% (1 Month USD Libor + 0.600) 05/20/2047[3]	591
		BCAP LLC Trust
		Series 2007-AA2 Cl. 12A1
	4,258	0.509% (1 Month USD Libor + 0.420) 05/25/2047[3]	4,109
		Series 2011-RR5 Cl. 12A1
	297	4.834%—03/26/2037[1,4]	300

Harbor Bond Fund

Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2011-RR4 Cl. 8A1
$1,384	5.250%—02/26/2036[1,3]	$877
		5,286
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
13	2.780%—11/25/2030[3]	13
	Series 2004-1 Cl. 12A5
200	2.782%—04/25/2034[3]	201
	Series 2004-10 Cl. 12A3
17	2.865%—01/25/2035[3]	17
	Series 2006-4 Cl. 1A1
149	3.050%—10/25/2036[3]	146
		377
	Benchmark Mortgage Trust
	Series 2019-B9 Cl. A5
5,200	4.016%—03/15/2052	6,035
	Chase Mortgage Finance Corp Trust
	Series 2006-A1 Cl. 4A1
1,004	2.990%—09/25/2036[3]	915
	Citigroup Commercial Mortgage Trust
	Series 2015-GC33 Cl. A4
4,900	3.778%—09/10/2058	5,419
	Citigroup Mortgage Loan Trust
	Series 2007-10 Cl.2A
2,831	3.158%—09/25/2037[3]	2,763
	COMM Mortgage Trust
	Series 2016-787S Cl. A
5,400	3.545%—02/10/2036[1]	5,895
	Countrywide Alternative Loan Trust
	Series 2006-6BC Cl. 1A2
2,228	0.489% (1 Month USD Libor + 0.400) 05/25/2036[3]	1,810
	Series 2005-84 Cl. 1A1
1,289	2.334%—02/25/2036[3]	1,177
	Series 2005-20CB Cl. 2A5
1,593	5.500%—07/25/2035	1,381
	Series 2006-36T2 Cl. 1A4
1,054	5.750%—12/25/2036	681
	Series 2006-1R Cl. 2A3
3,221	6.000%—08/25/2037	2,328
		7,377
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-HY5 Cl. 1A1
511	3.600%—09/25/2047[3]	479
	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
253	6.000%—11/25/2035	210
	DC Office Trust
	Series 2019-MTC Cl. A
4,900	2.965%—09/15/2045[1]	5,315
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
3,515	0.239% (1 Month USD Libor + 0.150) 03/25/2037[3]	3,528
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
1,231	1.027% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 3/19/2046[3]	1,099
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Eurohome UK Mortgages plc
		Series 2007-1 Cl. A
GBP	1,628	0.231% (3 Month GBP Libor + 0.150) 06/15/2044[3]	$2,220
		First Horizon Asset Securities Inc.
		Series 2005-AR6 Cl. 4A1
	$418	2.685%—02/25/2036[3]	393
		First Nationwide Trust
		Series 2001-3 Cl. 1A1
	—	6.750%—08/21/2031	—
		GSMPS Mortgage Loan Trust
		Series 2006-RP2 Cl. 1AF1
	3,928	0.489% (1 Month USD Libor + 0.400) 04/25/2036[1,3]	3,386
		GSR Mortgage Loan Trust
		Series 2005-AR3 Cl. 3A1
	273	2.771%—05/25/2035[3]	230
		Series 2005-AR7 Cl. 6A1
	150	2.830%—11/25/2035[3]	149
			379
		HarborView Mortgage Loan Trust
		Series 2004-8 Cl. 2A3
	437	0.909% (1 Month USD Libor + 0.820) 11/19/2034[3]	392
		Hawksmoor Mortgages
		Series 2019-1A Cl. A
GBP	19,730	1.100% (3 Month Sonia + 1.050) 05/25/2053[1,3]	27,567
		HomeBanc Mortgage Trust
		Series 2006-H2 Cl. A2
	$1,208	0.449% (1 Month USD Libor + 0.360) 12/25/2036[3]	1,208
		IndyMac ARM Trust
		Series 2001-H2 Cl. A2
	2	1.762%—01/25/2032[3]	2
		IndyMac IMSC Mortgage Loan Trust
		Series 2007-F2 Cl. 2A1
	2,901	6.500%—07/25/2037	1,501
		IndyMac INDX Mortgage Loan Trust
		Series 2007-AR13 Cl. 4A1
	11,462	2.823%—07/25/2037[3]	9,421
		Series 2005-AR31 Cl. 1A1
	811	3.048%—01/25/2036[3]	804
			10,225
		JP Morgan Mortgage Trust
		Series 2006-A6 Cl. 1A4L
	1,311	3.200%—10/25/2036[3]	1,135
		Series 2006-S1 Cl. 3A1
	208	5.500%—04/25/2036	213
			1,348
		JPMDB Commercial Mortgage Securities Trust
		Series 2016-C2 Cl. A4
	4,225	3.144%—06/15/2049	4,549
		Manhattan West
		Series 2020-1MW Cl. A
	4,900	2.130%—09/10/2039[1]	5,085
		Mansard Mortgages plc
		Series 2007-2X Cl. A1
GBP	806	0.731% (3 Month GBP Libor + 0.650) 12/15/2049[3]	1,116
		Merrill Lynch Alternative Note Asset Trust
		Series 2007-F1 Cl. 2A6
	$471	6.000%—03/25/2037	287

Harbor Bond Fund

Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		MetLife Securitization Trust
		Series 2018-1A Cl. A
	$3,128	3.750%—03/25/2057[1,3]	$3,269
		Morgan Stanley Bank of America Merrill Lynch Trust
		Series 2015-C22 Cl. ASB
	4,618	3.040%—04/15/2048	4,816
		Onslow Bay Financial LLC
		Series 2018-1 Cl. A2
	3,796	0.739% (1 Month USD Libor + 0.700) 06/25/2057[1,3]	3,804
		Ready Capital Mortgage Financing LLC
		Series 2020-FL4 Cl. A
	5,800	2.239% (1 Month USD Libor + 2.150) 02/25/2035[1,3]	5,821
		Residential Accredit Loans Inc.
		Series 2007-QS4 Cl. 3A9
	2,458	6.000%—03/25/2037	2,388
		Residential Asset Securitization Trust
		Series 2007-A8 Cl. 2A1
	17,814	6.250%—08/25/2037	7,101
		Residential Funding Mortgage Securities I
		Series 2007-SA1 Cl. 2A2
	178	3.868%—02/25/2037[3]	144
		Series 2006-SA1 Cl. 2A1
	162	4.756%—02/25/2036[3]	145
			289
		Ripon Mortgages plc
		Series 1A Cl. A1
GBP	5,673	0.881% (3 Month GBP Libor + 0.800) 08/20/2056[1,3]	7,899
		RMAC Securities plc
		Series 2006-NS4X Cl. A3A
	1,421	0.254% (3 Month GBP Libor + 0.170) 06/12/2044[3]	1,919
		Structured Adjustable Rate Mortgage Loan Trust
		Series 2007-1 Cl. 1A1
	$1,151	0.389% (1 Month USD Libor + 0.300) 02/25/2037[3]	1,163
		Series 2005-21A Cl. 3A1
	290	2.817%—04/25/2035[3]	296
			1,459
		Structured Asset Mortgage Investments Inc.
		Series 2005-AR5 Cl. A2
	246	0.589% (1 Month USD Libor + 0.500) 07/19/2035[3]	239
		Suntrust Adjustable Rate Mortgage Loan Trust
		Series 2007-S1 Cl. 1A
	309	2.446%—01/25/2037[3]	271
		Towd Point Mortgage Funding plc
		Series 2020-14X Cl. A
GBP	5,114	0.950% (3 Month Sonia + 0.900) 05/20/2045[3]	7,134
		Series 2019-A13A Cl. A1
	14,401	0.951% (3 Month Sonia + 0.900) 07/20/2045[1,3]	20,090
		Series 2019-GR4A Cl. A1
	4,530	1.097% (3 Month GBP Libor + 1.025) 10/20/2051[1,3]	6,333
			33,557
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Washington Mutual Mortgage Pass Through Certificates Trust
		Series 2005-AR6 Cl. 2A1A
	$233	0.549% (1 Month USD Libor + 0.460) 04/25/2045[3]	$230
		Series 2005-AR13 Cl. A1A1
	112	0.669% (1 Month USD Libor + 0.580) 10/25/2045[3]	112
		Series 2006-AR11 Cl. 3A1A
	1,282	1.027% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 09/25/2046[3]	1,265
		Series 2006-AR8 Cl. 1A4
	1,894	2.955%—08/25/2046[3]	1,886
			3,493
		Wells Fargo Commercial Mortgage Trust
		Series 2018-C48 Cl. D
	7,117	4.302%—01/15/2052	8,379
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $190,741)			200,200

CORPORATE BONDS & NOTES—36.0%
AEROSPACE & DEFENSE—0.4%
		Boeing Co.
	6,100	1.950%—02/01/2024	6,259
AIRLINES—0.3%
		Jetblue Airways Corp.
	4,353	4.000%—05/15/2034	4,836
AUTOMOBILES—2.6%
		Ford Motor Credit Co. LLC
	4,000	3.375%—11/13/2025	4,181
	2,900	4.375%—08/06/2023	3,046
			7,227
		Ford Motor Credit Co. LLC MTN[5]
EUR	5,700	1.744%—07/19/2024	6,933
		Hyundai Capital America MTN[5]
	$5,200	0.800%—01/08/2024[1]	5,182
		Nissan Motor Acceptance Corp.
	1,900	3.875%—09/21/2023[1]	2,014
		Nissan Motor Co. Ltd.
	2,700	3.522%—09/17/2025[1]	2,898
	3,900	4.810%—09/17/2030[1]	4,458
			7,356
		Volkswagen Group of America Finance LLC
	4,700	3.350%—05/13/2025[1]	5,092
	4,800	4.750%—11/13/2028[1]	5,745
			10,837
		Volkswagen International Finance NV
EUR	1,800	1.003% (3 Month EUR Libor + 1.550) 11/16/2024[3]	2,218
			41,767
BANKS—7.1%
		Banco Bilbao Vizcaya Argentaria SA
	$1,600	0.875%—09/18/2023	1,609
	1,500	1.125%—09/18/2025	1,498
			3,107

Harbor Bond Fund

Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
BANKS—Continued
		Banco Espirito Santo SA MTN[5]
EUR	3,500	0.000%—01/15/2049*	$664
		Banco Santander SA
	700	6.750%—12/31/2099[6,7]	864
		Bank of America Corp. MTN[5]
	$4,800	0.981%—09/25/2025[7]	4,811
		Banque Federative du Credit Mutuel SA
	6,300	3.750%—07/20/2023[1]	6,705
		Barclays plc
	4,200	3.684%—01/10/2023	4,260
	3,700	4.610%—02/15/2023[7]	3,782
	4,400	7.875%—12/29/2049[6,7]	4,569
			12,611
		Barclays plc MTN[5]
GBP	4,000	3.250%—02/12/2027	6,067
		BBVA USA
	$2,900	2.500%—08/27/2024	3,068
		Citigroup Inc.
	4,700	2.572%—06/03/2031[7]	4,872
		Deutsche Bank AG/New York
	5,500	3.300%—11/16/2022	5,689
	4,500	3.961%—11/26/2025[7]	4,891
			10,580
		Deutsche Bank AG/New York MTN[5]
EUR	3,200	1.750%—01/17/2028	4,069
		Intesa Sanpaolo SpA
	$2,800	4.000%—09/23/2029[1]	3,114
		Lloyds Banking Group plc
	6,000	2.858%—03/17/2023[7]	6,093
		Lloyds Banking Group plc MTN[5]
EUR	1,500	1.741%—04/01/2026[7]	2,012
		Mitsubishi UFJ Financial Group Inc.
	$5,800	1.412%—07/17/2025	5,894
		Mizuho Financial Group Inc.
	5,100	0.849%—09/08/2024[7]	5,132
	4,900	2.555%—09/13/2025[7]	5,151
			10,283
		NatWest Group PLC
	700	1.626% (3 Month USD Libor + 1.470) 05/15/2023[3]	707
	200	4.519%—06/25/2024[7]	214
	200	4.892%—05/18/2029[7]	236
	4,300	8.625%—12/29/2049[6,7]	4,314
			5,471
		NatWest Group PLC MTN[5]
EUR	600	1.009%—03/04/2025[7]	750
		Nordea Bank Abp
	$2,500	3.750%—08/30/2023[1]	2,669
		Societe Generale SA MTN[5]
	4,100	4.250%—09/14/2023[1]	4,402
		Sumitomo Mitsui Financial Group Inc.
	5,000	1.474%—07/08/2025	5,084
		UniCredit SpA MTN[5]
	5,600	7.830%—12/04/2023[1]	6,471
		Wells Fargo & Co. MTN[5]
EUR	3,300	1.741%—05/04/2030[7]	4,283
			113,944
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BEVERAGES—0.9%
	Anheuser-Busch InBev Worldwide Inc.
$5,100	4.500%—06/01/2050	$6,350
	Bacardi Ltd.
4,700	4.450%—05/15/2025[1]	5,244
	Constellation Brands Inc.
2,600	3.700%—12/06/2026	2,902
		14,496
BUILDING PRODUCTS—0.8%
	CRH America Finance Inc.
3,200	3.950%—04/04/2028[1]	3,661
3,200	4.500%—04/04/2048[1]	4,016
		7,677
	Fortune Brands Home & Security Inc.
4,700	3.250%—09/15/2029	5,137
	Owens Corning
300	4.200%—12/01/2024	330
		13,144
CAPITAL MARKETS—2.0%
	BGC Partners Inc.
6,300	5.375%—07/24/2023	6,810
	Block Financial LLC Co.
3,600	3.875%—08/15/2030	3,960
	Credit Agricole SA MTN[5]
4,900	3.750%—04/24/2023[1]	5,176
	Credit Suisse Group AG
5,100	2.997%—12/14/2023[1,7]	5,264
4,900	3.750%—03/26/2025	5,335
3,400	7.500%—12/31/2099[3,6]	3,689
		14,288
	UBS Group AG
2,200	2.859%—08/15/2023[1,3]	2,254
		32,488
CHEMICALS—0.2%
	International Flavors & Fragrances Inc.
3,700	3.200%—05/01/2023	3,852
COMMERCIAL SERVICES & SUPPLIES—0.2%
	Sitka Holdings LLC
4,000	4.642%—07/06/2026[1,3]	4,025
CONSUMER FINANCE—0.5%
	Daimler Finance North America LLC
5,300	3.700%—05/04/2023[1]	5,595
	Springleaf Finance Corp.
2,800	6.875%—03/15/2025	3,183
		8,778
DIVERSIFIED CONSUMER SERVICES—0.1%
	Mitsubishi UFJ Lease & Finance Co. Ltd. MTN[5]
1,500	2.250%—09/07/2021	1,503
DIVERSIFIED FINANCIAL SERVICES—1.5%
	Cantor Fitzgerald LP
5,400	6.500%—06/17/2022[1]	5,672
	Imperial Brands Finance plc
2,100	3.500%—02/11/2023[1]	2,171
5,600	3.875%—07/26/2029[1]	6,150
		8,321

Harbor Bond Fund

Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
	Intercontinental Exchange
$3,600	1.850%—09/15/2032	$3,498
	Rio Oil Finance Trust
1,026	9.250%—07/06/2024[1]	1,142
4,812	9.750%—01/06/2027[1]	5,707
		6,849
		24,340
DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
	Altice France SA
440	7.375%—05/01/2026[1]	458
	AT&T Inc.
4,900	1.650%—02/01/2028	4,909
	British Telecommunications plc
1,300	4.500%—12/04/2023	1,413
	Verizon Communications Inc.
6,695	3.376%—02/15/2025	7,288
		14,068
ELECTRIC UTILITIES—2.2%
	Exelon Corp.
3,100	4.050%—04/15/2030	3,586
	FirstEnergy Corp.
1,100	3.350%—07/15/2022	1,114
	Greenko Solar Mauritius Ltd.
4,900	5.550%—01/29/2025[1]	4,981
	Jersey Central Power & Light Co.
900	4.300%—01/15/2026[1]	1,007
1,600	4.700%—04/01/2024[1]	1,745
		2,752
	Nextera Energy Capital Holdings Inc.
6,000	2.250%—06/01/2030	6,172
	Pacific Gas & Electric Co.
5,100	1.531% (3 Month USD Libor + 1.375) 11/15/2021[3]	5,106
2,900	3.150%—01/01/2026	2,977
300	3.300%—12/01/2027	307
1,700	3.400%—08/15/2024	1,776
2,000	3.450%—07/01/2025	2,088
1,800	3.500%—06/15/2025	1,888
1,500	4.250%—08/01/2023	1,584
600	4.550%—07/01/2030	641
		16,367
		34,972
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
	Arrow Electronics Inc.
2,100	3.500%—04/01/2022	2,132
ENTERTAINMENT—0.3%
	Walt Disney Co.
3,900	2.650%—01/13/2031	4,160
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.0%
	Agree LP Co.
1,400	2.900%—10/01/2030	1,493
	Alexandria Real Estate Equities Inc.
2,100	2.750%—12/15/2029	2,233
	American Tower Corp.
5,000	2.750%—01/15/2027	5,330
	Boston Properties LP
4,905	2.750%—10/01/2026	5,269
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	Brandywine Operating Partnership LP
$5,000	4.100%—10/01/2024	$5,418
	Crown Castle International Corp.
4,000	3.700%—06/15/2026	4,441
	Digital Realty Trust LP
5,500	4.450%—07/15/2028	6,467
	EPR Properties
1,900	4.500%—06/01/2027	2,025
600	4.950%—04/15/2028	649
		2,674
	Equinix Inc.
5,000	1.000%—09/15/2025	5,001
	GLP Capital LP / GLP Financing II Inc.
4,500	4.000%—01/15/2030	4,914
	Highwoods Realty LP
2,500	2.600%—02/01/2031	2,588
	OMEGA Healthcare Investors Inc.
309	4.375%—08/01/2023	329
	Physicians Realty LP
1,400	3.950%—01/15/2028	1,558
	Scentre Group Trust
5,700	4.375%—05/28/2030[1]	6,729
	Service Properties Trust
4,800	4.350%—10/01/2024	4,840
	Spirit Realty LP
4,700	3.400%—01/15/2030	5,091
		64,375
FOOD & STAPLES RETAILING—0.3%
	7-Eleven Inc.
5,200	1.800%—02/10/2031[1]	5,080
	CVS Pass-Through Trust
455	6.943%—01/10/2030	556
		5,636
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
	Boston Scientific Corp.
5,700	2.650%—06/01/2030	6,004
HEALTH CARE PROVIDERS & SERVICES—0.6%
	CVS Health Corp.
3,900	4.125%—04/01/2040	4,627
	HCA Inc.
4,000	5.375%—09/01/2026	4,655
100	5.875%—02/01/2029	123
		4,778
		9,405
HOTELS, RESTAURANTS & LEISURE—0.9%
	Expedia Group Inc.
3,450	6.250%—05/01/2025[1]	4,027
	Marriott International Inc.
5,000	3.500%—10/15/2032	5,404
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5,200	4.250%—05/30/2023[1]	5,336
		14,767

Harbor Bond Fund

Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.5%
	ENEL Finance International NV
$4,100	1.875%—07/12/2028[1]	$4,152
4,100	2.250%—07/12/2031[1]	4,166
		8,318
INDUSTRIAL CONGLOMERATES—0.2%
	Textron Inc.
3,800	2.450%—03/15/2031	3,895
INSURANCE—1.1%
	AIA Group Ltd.
5,900	0.655% (3 Month USD Libor + 0.520) 09/20/2021[1,3]	5,901
2,700	3.375%—04/07/2030[1]	3,010
		8,911
	Allstate Corp.
4,300	1.450%—12/15/2030	4,190
	American International Group
3,800	2.500%—06/30/2025	4,014
		17,115
IT SERVICES—0.6%
	Amdocs Ltd.
3,600	2.538%—06/15/2030	3,666
	Paypal Holdings Inc.
5,000	2.850%—10/01/2029	5,449
		9,115
MACHINERY—0.0%
	CNH Industrial Capital LLC
500	3.875%—10/15/2021	503
MEDIA—0.3%
	Charter Communications Operating LLC
4,800	4.464%—07/23/2022	4,955
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
	ERP Operating LP
2,100	3.375%—06/01/2025	2,286
OIL, GAS & CONSUMABLE FUELS—1.4%
	EQM Midstream Partners LP
522	4.750%—07/15/2023	545
	Equinor ASA
200	3.125%—04/06/2030	222
	MPLX LP
3,300	4.900%—04/15/2058	4,042
	Odebrecht Drilling Norbe VIII/IX Ltd.
74	6.350%—12/01/2021	74
3,593	7.350%—12/01/2026	1,940
9	7.350%—12/01/2026[1]	5
		2,019
	Odebrecht Offshore Drilling Finance Ltd.
346	6.720%—12/01/2022	344
3,779	7.720%—12/01/2026	938
		1,282
	Odebrecht Oil & Gas Finance Ltd.
2,183	0.000%—09/12/2099[1,6,8]	38
	Rio Oil Finance Trust
1,562	9.250%—07/06/2024	1,740
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
OIL, GAS & CONSUMABLE FUELS—Continued
		Sabine Pass Liquefaction LLC
	$900	4.200%—03/15/2028	$1,022
	5,100	4.500%—05/15/2030	5,972
			6,994
		Shell International Finance BV
	5,200	2.750%—04/06/2030	5,623
			22,505
PHARMACEUTICALS—1.7%
		Abbvie Inc.
	4,900	2.600%—11/21/2024	5,188
	1,000	3.200%—11/06/2022	1,031
			6,219
		Bayer US Finance II LLC
	6,300	3.875%—12/15/2023[1]	6,743
	2,800	4.250%—12/15/2025[1]	3,131
			9,874
		Mylan NV
EUR	5,100	2.250%—11/22/2024	6,488
		Takeda Pharmaceutical Co. Ltd.
	$1,500	2.050%—03/31/2030	1,512
		Teva Pharmaceutical Finance Netherlands III BV
	3,000	6.750%—03/01/2028[9]	3,326
			27,419
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
		Tesco Property Finance 5 plc
GBP	2,246	5.661%—10/13/2041	4,263
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	$1,797	3.875%—01/15/2027	1,994
		Broadcom Inc.
	800	3.419%—04/15/2033[1]	854
	5,107	3.459%—09/15/2026	5,581
	4,003	3.469%—04/15/2034[1]	4,267
			10,702
		NXP BV / NXP Funding LLC / NXP USA Inc.
	4,600	3.875%—06/18/2026[1]	5,150
			17,846
SOFTWARE—0.5%
		Oracle Corp.
	400	2.950%—04/01/2030	428
	3,500	3.600%—04/01/2040	3,754
			4,182
		VMware Inc.
	3,600	4.650%—05/15/2027	4,184
			8,366
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
		Dell International LLC / EMC Corp.
	4,000	5.450%—06/15/2023	4,325
	800	5.850%—07/15/2025	942
	3,300	6.020%—06/15/2026	3,975
			9,242

Harbor Bond Fund

Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
		NetApp Inc.
	$1,500	1.875%—06/22/2025	$1,550
			10,792
TRADING COMPANIES & DISTRIBUTORS—0.4%
		AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	403	3.500%—05/26/2022	412
		Aviation Capital Group LLC
	5,300	4.125%—08/01/2025[1]	5,771
			6,183
TRANSPORTATION INFRASTRUCTURE—0.1%
		Central Nippon Expressway Co. Ltd.
	1,150	2.849%—03/03/2022	1,167
WATER UTILITIES—0.3%
		Essential Utilities Inc.
	4,100	2.400%—05/01/2031	4,237
WIRELESS TELECOMMUNICATION SERVICES—0.4%
		Sprint Communications Inc.
	800	6.000%—11/15/2022	849
		Sprint Corp.
	1,390	7.250%—09/15/2021	1,401
		T-Mobile USA Inc.
	3,500	2.050%—02/15/2028	3,585
			5,835
TOTAL CORPORATE BONDS & NOTES
(Cost $550,850)			579,751

FOREIGN GOVERNMENT OBLIGATIONS—6.9%
		Abu Dhabi Government International Bond[5]
	3,600	3.125%—04/16/2030[1]	3,947
		Bank of Israel Bill - Makam
ILS	26,500	0.000%—04/06/2022[8]	8,200
		Brazil Letras Do Tesouro Nacional
BRL	212,400	0.000%—10/01/2021[8]	40,419
		Israel Government International Bond
	$4,800	2.750%—07/03/2030	5,179
	4,600	3.875%—07/03/2050	5,456
			10,635
		Japan International Cooperation Agency
	6,900	2.750%—04/27/2027	7,559
		Peruvian Government International Bond
	5,600	2.783%—01/23/2031	5,634
PEN	8,600	5.940%—02/12/2029	2,206
	15,000	6.350%—08/12/2028	3,971
	5,600	8.200%—08/12/2026	1,647
			13,458
		Province of Ontario Canada
CAD	5,600	3.150%—06/02/2022	4,596
		Province of Quebec Canada
	3,800	3.500%—12/01/2022	3,174
	13,900	4.250%—12/01/2021	11,288
			14,462
FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount			Value
		Provincia de Buenos Aires
ARS	310	37.875% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.750) 04/12/2025[1],3	$3
		Qatar Government International Bond
	$5,500	3.375%—03/14/2024	5,902
	2,000	4.500%—01/20/2022	2,038
			7,940
		Republic of Argentina Bills
ARS	5,765	0.000%—09/13/2021[8,10]	60
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $113,642)			111,279

MORTGAGE PASS-THROUGH—21.8%
		Federal Home Loan Mortgage Corp.
	$1	2.383% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.248) 06/01/2024[3]	1
	16	2.505% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250) 08/01/2035[3]	16
	5,900	2.700%—08/01/2023	5,953
	463	3.500%—01/01/2026-02/01/2035	496
	1,392	4.000%—03/01/2025-04/01/2048	1,491
	183	4.500%—12/01/2040-09/01/2041	203
	579	5.500%—02/01/2038-07/01/2038	676
	2,130	6.000%—01/01/2029-05/01/2040	2,524
			11,360
		Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
	17,314	1.208%—08/25/2022[3]	182
		Federal Home Loan Mortgage Corp. REMIC[11]
	4,256	0.442% (1 Month USD Libor + 0.350) 08/15/2040-10/15/2040[3]	4,274
	7	0.543% (1 Month USD Libor + 0.450) 11/15/2030[3]	7
	7	8.000%—08/15/2022	7
			4,288
		Federal Home Loan Mortgage Corp. Structured Pass Through Certificates
		Series T-63 Cl. 1A1
	62	1.328% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200) 02/25/2045[3]	62
		Series E3 Cl. A
	16	3.823%—08/15/2032[3]	16
			78
		Federal National Mortgage Association
	129	1.508% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400) 10/01/2040[3]	131
	282	1.943% (12 Month USD Libor + 1.693) 08/01/2035[3]	285
	20	1.945% (12 Month USD Libor + 1.695) 05/01/2035[3]	21
	355	2.090% (12 Month USD Libor + 1.715) 06/01/2035[3]	377
	5,095	2.310%—08/01/2022	5,153
	13	3.000%—08/01/2021-11/01/2025	14
	5,375	3.500%—10/01/2021-05/01/2035	5,743
	5,313	4.000%—09/01/2023-02/01/2048	5,692

Harbor Bond Fund

Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$4,119	4.500%—11/01/2022-10/01/2042	$4,433
1,428	5.000%—10/01/2031-06/01/2044	1,592
15,401	5.500%—01/01/2025-09/01/2041	17,842
5,031	6.000%—07/01/2023-06/01/2040	5,879
		47,162
	Federal National Mortgage Association REMIC[11]
	Series 2015-38 Cl. DF
2,623	0.402% (1 Month USD Libor + 0.310) 06/25/2055[3]	2,633
	Series 2006-5 Cl. 3A2
34	2.075%—05/25/2035[3]	35
	Series 2020-M1 Cl. A2
4,400	2.444%—10/25/2029	4,753
	Series 2011-98 Cl. ZL
47,065	3.500%—10/25/2041	49,928
	Series 2003-25 Cl. KP
304	5.000%—04/25/2033	343
	Series 2003-W1 Cl. 1A1
123	5.226%—12/25/2042[3]	135
		57,827
	Federal National Mortgage Association TBA[12]
153,800	2.000%—09/16/2036-10/14/2050	156,877
20,400	2.500%—09/14/2050	21,207
12,900	3.500%—09/12/2049[3]	13,645
		191,729
	Government National Mortgage Association[12]
5,000	4.000%—09/21/2045	5,360
	Government National Mortgage Association
1,009	3.000%—11/15/2049	1,056
2,083	5.000%—08/15/2033-06/15/2041	2,389
		3,445
	Government National Mortgage Association II
13	1.875% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 05/20/2024[3]	13
160	2.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 01/20/2025-02/20/2032[3]	166
55	2.125% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 10/20/2025-11/20/2029[3]	57
48	2.250% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 08/20/2022-07/20/2027[3]	49
2,580	4.500%—02/20/2049	2,750
112	5.000%—01/20/2049	121
		3,156
	Government National Mortgage Association TBA[12]
23,500	5.000%—9/19/2043	26,415
TOTAL MORTGAGE PASS-THROUGH
(Cost $343,272)		351,002

MUNICIPAL BONDS—0.6%
	Chicago Transit Authority
75	6.300%—12/01/2021	77
	City of Chicago, IL
816	7.750%—01/01/2042	938
MUNICIPAL BONDS—Continued
Principal Amount		Value
	New Jersey Transportation Trust Fund Authority
$1,400	2.551%—06/15/2023	$1,446
	New York State Urban Development Corp.
3,900	1.496%—03/15/2027	3,940
	University of California
3,600	1.316%—05/15/2027	3,636
TOTAL MUNICIPAL BONDS
(Cost $9,774)		10,037

PREFERRED STOCKS—1.1%
(Cost $17,744)
Shares
656,033	AT&T Mobility II LLC[13]	17,128[x]

U.S. GOVERNMENT OBLIGATIONS—20.3%
Principal Amount
	U.S. Treasury Bonds
$54,700	1.375%—11/15/2040-08/15/2050	48,629
2,500	1.625%—11/15/2050	2,338
10,600	1.875%—02/15/2041	10,722
32,500	2.500%—02/15/2045	36,372
7,300	2.875%—05/15/2043-08/15/2045	8,718
5,700	3.000%—02/15/2048	7,034
70,000	3.125%—08/15/2044	86,696
13,400	3.375%—05/15/2044	17,231
4,200	4.250%—05/15/2039	5,904
		223,644
	U.S. Treasury Notes
13,100	1.875%—07/31/2022[9]	13,334
41,000	2.000%—08/31/2021	41,064
49,500	2.000%—10/31/2021-12/31/2021[9]	49,870
		104,268
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $317,238)		327,912

SHORT-TERM INVESTMENTS—2.2%
(Cost $36,099)
U.S. TREASURY BILLS—2.2%
	U.S. Treasury Bills
$17,800	0.030%—09/16/2021†,9	17,799
18,300	0.047%—09/07/2021†	18,299
		36,098
TOTAL INVESTMENTS—113.1%
(Cost $1,766,740)		1,823,852
CASH AND OTHER ASSETS, LESS LIABILITIES—(13.1)%		(211,566)
TOTAL NET ASSETS—100.0%		$1,612,286

Harbor Bond Fund

Portfolio of Investments—Continued

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Euro-Bund Future (Short)	10	09/08/2021	EUR 1,766	$ (59)
Euro-Buxl Futures (Short)	36	09/08/2021	7,742	(656)
United Kingdom GILT Futures 90 day (Short)	20	09/28/2021	GBP 2,596	(72)
U.S. Treasury Bond Futures 30 year (Short)	106	09/21/2021	$ 17,460	(959)
U.S. Treasury Note Futures 5 year (Short)	436	09/30/2021	54,258	(321)
U.S. Treasury Note Futures 10 year (Long)	1,254	09/21/2021	168,604	2,835
Total Futures Contracts				$768

PURCHASED OPTIONS
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Federal National Mortgage Association Future Option 30 year (Put)	JP Morgan Chase Bank NA	$ 103.23	08/05/2021	4,000,000	$23	$—
PURCHASED SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option (Put)	Goldman Sachs Bank USA	Sonia Overnight Deposit Rates Swap	Receive	0.900%	03/15/2022	5,000,000	$528	$188
Total Purchased Options							$551	$188

WRITTEN OPTIONS
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Federal National Mortgage Association Future Option 30 year (Call)	Goldman Sachs & Co. LLC	$ 101.02	09/07/2021	6,000,000	$26	$(61)
Federal National Mortgage Association Future Option 30 year (Call)	Goldman Sachs & Co. LLC	101.37	08/05/2021	5,000,000	17	(34)
Federal National Mortgage Association Future Option 30 year (Put)	Goldman Sachs & Co. LLC	99.02	09/07/2021	6,000,000	37	(3)
Federal National Mortgage Association Future Option 30 year (Call)	JP Morgan Chase Bank NA	103.73	10/07/2021	4,000,000	11	(19)
Federal National Mortgage Association Future Option 30 year (Put)	JP Morgan Chase Bank NA	102.23	08/05/2021	8,000,000	25	—
Federal National Mortgage Association Future Option 30 year (Put)	JP Morgan Chase Bank NA	102.23	08/12/2021	4,000,000	13	—
Total Written Options Not Settled Through Variation Margin					$129	$(117)
WRITTEN SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Interest Rate Swap Option (Put)	Goldman Sachs Bank USA	Sonia Overnight Deposit Rates Swap	Pay	0.800%	03/15/2022	13,500,000	$513	$(205)
Total Written Options							$642	$(322)

FORWARD CURRENCY CONTRACTS
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	$ 12,202	BRL 62,496	08/03/2021	$ (208)
Citibank NA	$ 11,973	BRL 62,496	09/02/2021	(27)
Goldman Sachs Bank USA	$ 12,369	BRL 62,496	08/03/2021	(374)
Citibank NA	BRL 62,496	$ 12,018	08/03/2021	23
Goldman Sachs Bank USA	BRL 62,496	$ 12,202	08/03/2021	208
JP Morgan Chase Bank NA	BRL 212,400	$ 37,551	10/04/2021	(2,875)
HSBC Bank USA	$ 1,178	GBP 857	08/17/2021	13

Harbor Bond Fund

Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
HSBC Bank USA	$ 2,154	GBP 1,529	08/17/2021	$(28)
BNP Paribas SA	GBP 1,309	$ 1,788	08/17/2021	(31)
HSBC Bank USA	GBP 66,725	$ 94,327	08/17/2021	1,575
BNP Paribas SA	CAD 24,483	$ 19,611	09/02/2021	(12)
Citibank NA	CAD 24,483	$ 19,907	08/03/2021	284
Citibank NA	$ 6,864	CLP 4,937,937	09/07/2021	(365)
JP Morgan Chase Bank NA	$ 7,239	EUR 5,918	08/17/2021	(216)
Goldman Sachs Bank USA	EUR 30,414	$ 36,913	08/17/2021	823
JP Morgan Chase Bank NA	EUR 6,413	$ 7,731	08/17/2021	121
BNP Paribas SA	$ 136	INR 10,030	09/15/2021	(2)
HSBC Bank USA	JPY 26,499	$ 1,441	08/17/2021	14
HSBC Bank USA	$ 7,138	MXN 150,107	09/03/2021	369
Citibank NA	ILS 13,500	$ 8,125	04/06/2022	(107)
Citibank NA	$ 1,068	PEN 4,220	08/04/2021	(29)
Citibank NA	$ 2,557	PEN 10,072	08/11/2021	(77)
Citibank NA	$ 1,765	PEN 6,963	08/18/2021	(51)
Citibank NA	$ 1,293	PEN 5,057	09/02/2021	(49)
BNP Paribas SA	PEN 4,220	$ 1,143	08/04/2021	104
Citibank NA	PEN 10,072	$ 2,545	08/11/2021	66
Citibank NA	PEN 6,963	$ 1,900	08/18/2021	186
Citibank NA	PEN 5,056	$ 1,337	09/02/2021	92
Citibank NA	PEN 1,810	$ 488	09/20/2021	42
Citibank NA	PEN 10,072	$ 2,556	09/21/2021	76
Citibank NA	PEN 4,467	$ 1,158	10/04/2021	58
Citibank NA	PEN 4,220	$ 1,067	10/12/2021	28
Citibank NA	PEN 6,963	$ 1,764	10/19/2021	49
Citibank NA	PEN 5,056	$ 1,293	10/27/2021	48
Goldman Sachs Bank USA	PEN 2,803	$ 748	11/12/2021	58
Total Forward Currency Contracts				$(214)

INTEREST RATE SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Brazil CETIP Interbank Deposit	Receive	2.850%	At maturity	01/03/2022	BRL 74,900	$198	$—	$198
CME Group	Brazil CETIP Interbank Deposit	Receive	2.859	At maturity	01/03/2022	51,000	132	—	132
CME Group	Brazil CETIP Interbank Deposit	Receive	2.860	At maturity	01/03/2022	59,300	156	(1)	157
CME Group	Brazil CETIP Interbank Deposit	Receive	2.870	At maturity	01/03/2022	16,900	44	—	44
CME Group	Brazil CETIP Interbank Deposit	Receive	2.871	At maturity	01/03/2022	27,000	70	—	70
CME Group	Brazil CETIP Interbank Deposit	Receive	2.883	At maturity	01/03/2022	17,000	43	—	43
CME Group	Brazil CETIP Interbank Deposit	Pay	3.345	At maturity	01/03/2022	7,800	(15)	—	(15)
CME Group	Brazil CETIP Interbank Deposit	Pay	3.350	At maturity	01/03/2022	153,200	(287)	(6)	(281)
CME Group	Brazil CETIP Interbank Deposit	Pay	3.360	At maturity	01/03/2022	945,100	(1,030)	276	(1,306)
CME Group	Brazil CETIP Interbank Deposit	Pay	3.700	At maturity	01/03/2022	124,000	(197)	(73)	(124)
LCH Group	Sonia Overnight Deposit Rates Swap	Receive	0.750	Annual	09/15/2051	GBP 23,400	(1,213)	1,249	(2,462)
CME Group	British Bankers' Association Libor JPY 6-Month	Receive	0.300	Semi-annual	03/18/2026	JPY 980,000	(148)	(41)	(107)
LCH Group	British Bankers' Association Libor JPY 6-Month	Receive	0.300	Semi-annual	09/20/2027	2,180,000	(413)	(114)	(299)
LCH Group	British Bankers' Association Libor JPY 6-Month	Pay	0.380	Semi-annual	06/18/2028	3,770,000	948	162	786
LCH Group	British Bankers' Association Libor JPY 6-Month	Receive	0.450	Semi-annual	03/20/2029	660,000	(218)	(48)	(170)
LCH Group	British Bankers' Association Libor JPY 6-Month	Receive	0.750	Semi-annual	03/20/2038	104,000	(90)	5	(95)
LCH Group	British Bankers' Association Libor JPY 6-Month	Receive	0.800	Semi-annual	10/22/2038	210,100	(198)	—	(198)

Harbor Bond Fund

Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	British Bankers' Association Libor JPY 6-Month	Receive	0.750%	Semi-annual	12/20/2038	JPY 27,800	$(24)	$1	$(25)
LCH Group	British Bankers' Association Libor JPY 6-Month	Receive	0.538	Semi-annual	03/15/2051	542,480	(151)	(4)	(147)
LCH Group	British Bankers' Association Libor JPY 6-Month	Receive	0.520	Semi-annual	03/16/2051	206,000	(48)	—	(48)
LCH Group	British Bankers' Association Libor JPY 6-Month	Receive	0.350	Semi-annual	03/17/2051	184,000	40	101	(61)
LCH Group	British Bankers' Association Libor JPY 6-Month	Receive	0.557	Semi-annual	03/17/2051	695,000	(229)	—	(229)
LCH Group	British Bankers' Association Libor JPY 6-Month	Receive	0.570	Semi-annual	03/19/2051	176,000	(64)	—	(64)
LCH Group	British Bankers' Association Libor JPY 6-Month	Receive	0.572	Semi-annual	04/07/2051	78,000	(28)	1	(29)
CME Group	British Bankers' Association Libor USD 3-Month	Pay	2.800	Semi-annual	08/22/2023	$ 86,000	5,511	(1,932)	7,443
Centrally Cleared Interest Rate Swaps									$3,213
Interest Rate Swaps									$3,213
CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Payment Frequency	Notional Amount[d] (000s)	Value[e] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	iTraxx Europe Crossover Series 35 Version 1 0.001%	Sell	5.000%	06/20/2026	2.357%	Quarterly	EUR 20,400	$3,051	$2,874	$177
ICE Group	Rolls-Royce PLC 2.130% due 06/18/2021	Sell	1.000	06/20/2025	2.107	Quarterly	5,000	(241)	(892)	651
ICE Group	Tesco PLC 6.000% due 12/14/2029	Sell	1.000	06/20/2022	0.143	Quarterly	2,300	24	(112)	136
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	12/20/2023	0.396	Quarterly	$ 2,700	42	(120)	162
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	06/20/2024	0.432	Quarterly	1,200	21	(4)	25
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	12/20/2024	0.513	Quarterly	2,600	46	(37)	83
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	06/20/2026	0.730	Quarterly	4,000	57	33	24
ICE Group	Markit CDX North America High Yield Index Series 35 0.001%	Buy	5.000	12/20/2025	2.742	Quarterly	3,300	(320)	(239)	(81)
ICE Group	Markit CDX North America High Yield Index Series 36 0.001%	Buy	5.000	06/20/2026	2.925	Quarterly	6,300	(613)	(600)	(13)
ICE Group	The Boeing Company 8.750% due 08/15/2021	Sell	1.000	12/20/2022	0.665	Quarterly	5,200	30	1	29
ICE Group	The Boeing Company 2.600% due 10/30/2025	Sell	1.000	06/20/2023	0.732	Quarterly	4,200	26	11	15
Credit Default Swaps										$1,208
Total Swaps										$4,421

Harbor Bond Fund

Portfolio of Investments—Continued

FIXED INCOME INVESTMENTS SOLD SHORT — (1.5)%
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 23,000	Federal National Mortgage Association TBA[12] 4.000%—08/12/2051	$24,518	$(24,579)
REVERSE REPURCHASE AGREEMENTS — (0.2)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Payable for Reverse Repurchase Agreements (000s)
Barclays Bank PLC	(0.450)%	03/16/2021	03/17/2023	$3,347	$(3,347)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$186,045	$4,400	$190,445
Collateralized Mortgage Obligations	—	200,200	—	200,200
Corporate Bonds & Notes	—	579,751	—	579,751
Foreign Government Obligations	—	111,279	—	111,279
Mortgage Pass-Through	—	351,002	—	351,002
Municipal Bonds	—	10,037	—	10,037
Preferred Stocks	—	—	17,128	17,128
U.S. Government Obligations	—	327,912	—	327,912
Short-Term Investments
U.S. Treasury Bills	—	36,098	—	36,098
Total Investments in Securities	$—	$1,802,324	$21,528	$1,823,852
Financial Derivative Instruments - Assets
Forward Currency Contracts	$—	$4,237	$—	$4,237
Futures Contracts	2,835	—	—	2,835
Purchased Options	—	188	—	188
Swap Agreements	—	10,175	—	10,175
Total Financial Derivative Instruments - Assets	$2,835	$14,600	$—	$17,435
Liability Category
Fixed Income Investments Sold Short	$—	$(24,579)	$—	$(24,579)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$—	$(4,451)	$—	$(4,451)
Futures Contracts	(2,067)	—	—	(2,067)
Swap Agreements	—	(5,754)	—	(5,754)
Written Options	—	(322)	—	(322)
Total Financial Derivative Instruments - Liabilities	$(2,067)	$(10,527)	$—	$(12,594)
Total Investments	$768	$1,781,818	$21,527	$1,804,114
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Bond Fund

Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2021. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2020 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 07/31/2021 (000s)	Unrealized Gain/(Loss) as of 07/31/2021 (000s)
Asset-Backed Securities	$5,099	$4,400	$—	$—	$—	$67	$—	$(5,166)	$4,400	$—
Escrow	—	—	—	—	(12)	12	—	—	—	—
Preferred Stocks	17,513	—	—	—	—	(385)	—	—	17,128	(616)
	$22,612	$4,400	$—	$—	$(12)	$(306)	$—	$(5,166)	$21,528	$(616)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2021 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Asset-Backed Securities
AMMC CLO 20 Ltd.[1] Series 2017-20A Cl. AR	$ 4,400	Market Approach	Trade Price	$ 100.00
Preferred Stocks
AT&T Mobility II LLC	17,128	Market Approach	Trade Price	$ 27.05

	$21,528

Harbor Bond Fund

Portfolio of Investments—Continued

*	Security in default
†	Coupon represents yield to maturity
x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $413,502 or 26% of net assets.

2	CLO after the name of a security stands for Collateralized Loan Obligation.
3
Variable or floating rate security; the stated rate represents the rate in effect at July 31, 2021. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

4	Step coupon security; the stated rate represents the rate in effect at July 31, 2021.
5	MTN after the name of a security stands for Medium Term Note.
6	Perpetuity bond; the maturity date represents the next callable date.
7
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date, except for perpetuity bonds.

8	Zero coupon bond
9
At July 31, 2021, a portion of securities held by the Fund were pledged as collateral for exchange traded and centrally cleared derivatives, over-the-counter (OTC)
derivatives, forward commitments, or secured borrowings. The securities pledged had an aggregate value of $20,219 or 1% of net assets.

10	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
11	REMICs are collateralized mortgage obligations which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
12
TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2021. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

13
Security is a private placement with contractual transfer and sale limitations. The Security was purchased on September 24, 2020, at a net cost of $17,744. As of
July 31, 2021, the value of the security was $17,128 or 1% of net assets.

a
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. As of July 31, 2021, the maximum exposure to loss of the notional value as the seller of credit default swaps outstanding was $52,759.

e
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

h	Transferred from Level 3 to Level 2 due to the availability of observable market data pricing
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Convertible Securities Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
CONVERTIBLE BONDS—94.9%
Principal Amount		Value
AEROSPACE & DEFENSE—0.5%
	Parsons Corp.
$840	0.250%—08/15/2025[1]	$888
AIRLINES—1.9%
	Jetblue Airways Corp.
1,637	0.500%—04/01/2026[1]	1,614
	Southwest Airlines Co.
602	1.250%—05/01/2025	885
	Spirit Airlines Inc.
1,407	1.000%—05/15/2026	1,324
		3,823
AUTO COMPONENTS—0.8%
	CIE Generale des Etablissements Michelin SCA
800	0.000%—01/10/2022[2]	870
	LCI Industries
600	1.125%—05/15/2026[1]	650
		1,520
AUTOMOBILES—1.5%
	Ford Motor Co.
1,427	0.000%—03/15/2026[1,2]	1,534
	Winnebago Industries Inc.
1,079	1.500%—04/01/2025	1,434
		2,968
BANKS—0.4%
	BofA Finance LLC MTN[3]
643	0.250%—05/01/2023	696
BIOTECHNOLOGY—4.2%
	BioMarin Pharmaceutical Inc.
2,515	0.599%—08/01/2024	2,573
	Coherus Biosciences Inc.
586	1.500%—04/15/2026	587
	Exact Sciences Corp.
756	0.375%—03/15/2027	919
44	1.000%—01/15/2025	70
		989
	Halozyme Therapeutics Inc.
820	0.250%—03/01/2027[1]	751
	Ionis Pharmaceuticals Inc.
560	0.125%—12/15/2024	517
	Ironwood Pharmaceuticals Inc.
460	0.750%—06/15/2024	554
451	1.500%—06/15/2026	550
		1,104
	Neurocrine Biosciences Inc.
414	2.250%—05/15/2024	538
	Qiagen NV
1,200	0.000%—12/17/2027[2]	1,194
		8,253
CAPITAL MARKETS—0.8%
	Ares Capital Corp.
1,191	3.750%—02/01/2022	1,256
233	4.625%—03/01/2024	253
		1,509
COMMUNICATIONS EQUIPMENT—0.7%
	Lumentum Holdings Inc.
1,237	0.500%—12/15/2026	1,364
CONVERTIBLE BONDS—Continued
Principal Amount		Value
CONSTRUCTION & ENGINEERING—0.8%
	Vinci SA
$1,400	0.375%—02/16/2022	$1,574
CONSUMER FINANCE—0.6%
	LendingTree Inc.
1,254	0.500%—07/15/2025	1,134
DIVERSIFIED CONSUMER SERVICES—1.5%
	Chegg Inc.
1,755	0.000%—09/01/2026[1,2]	1,903
	K12 Inc.
1,047	1.125%—09/01/2027[1]	959
		2,862
DIVERSIFIED TELECOMMUNICATION SERVICES—1.9%
	Cable One Inc.
944	0.000%—03/15/2026[1,2]	943
	Liberty Broadband Corp.
514	1.250%—09/30/2050[1]	524
1,124	2.750%—09/30/2050[1]	1,209
		1,733
	Liberty Latin America Ltd.
647	2.000%—07/15/2024	651
	Vonage Holdings Corp.
410	1.750%—06/01/2024	456
		3,783
ELECTRICAL EQUIPMENT—0.3%
	Sunrun Inc.
607	0.000%—02/01/2026[1,2]	536
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.8%
	II-VI Inc.
459	0.250%—09/01/2022	698
	Insight Enterprises Inc.
1,217	0.750%—02/15/2025	1,868
	Itron Inc.
975	0.000%—03/15/2026[1,2]	1,004
		3,570
ENTERTAINMENT—2.9%
	iQIYI Inc.
868	2.000%—04/01/2025	739
	Live Nation Entertainment Inc.
1,499	2.000%—02/15/2025	1,613
1,387	2.500%—03/15/2023	1,808
		3,421
	Zynga Inc.
643	0.000%—12/15/2026[1,2]	676
687	0.250%—06/01/2024	916
		1,592
		5,752
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.7%
	IH Merger Sub LLC
729	3.500%—01/15/2022	1,303
FOOD & STAPLES RETAILING—0.6%
	Shake Shack Inc.
1,367	0.000%—03/01/2028[1,2]	1,275

Harbor Convertible Securities Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
FOOD PRODUCTS—0.9%
	Beyond Meat Inc.
$1,927	0.000%—03/15/2027[1,2]	$1,774
HEALTH CARE EQUIPMENT & SUPPLIES—4.5%
	CONMED Corp.
975	2.625%—02/01/2024	1,575
	Dexcom Inc.
1,690	0.250%—11/15/2025	1,925
	Haemonetics Corp.
831	0.000%—03/01/2026[1,2]	712
	Insulet Corp.
993	0.375%—09/01/2026	1,376
	Integra Lifesciences Holdings Corp.
773	0.500%—08/15/2025	882
	Nuvasive Inc.
1,686	1.000%—06/01/2023	1,737
	Tandem Diabetes Care Inc.
556	1.500%—05/01/2025[1]	672
		8,879
HEALTH CARE PROVIDERS & SERVICES—0.4%
	Guardant Health Inc.
747	0.000%—11/15/2027[1,2]	808
HEALTH CARE TECHNOLOGY—1.9%
	Allscripts Healthcare Solutions Inc.
1,209	0.875%—01/01/2027	1,697
	Novocure Ltd.
626	0.000%—11/01/2025[1,2]	746
	Teladoc Health Inc.
1,185	1.250%—06/01/2027	1,269
		3,712
HOTELS, RESTAURANTS & LEISURE—7.4%
	Booking Holdings Inc.
938	0.750%—05/01/2025	1,329
	Draftkings Inc.
2,368	0.000%—03/15/2028[1,2]	2,087
	Huazhu Group Ltd.
1,145	3.000%—05/01/2026[1]	1,474
	IMAX Corp.
2,110	0.500%—04/01/2026[1]	1,965
	Marriott Vacations Worldwide Corp.
1,259	0.000%—01/15/2026[1,2]	1,347
763	1.500%—09/15/2022	873
		2,220
	NCL Corp. Ltd.
678	5.375%—08/01/2025[1]	1,077
	Royal Caribbean Cruises Ltd.
693	2.875%—11/15/2023[1]	828
	The Cheesecake Factory Inc.
1,429	0.375%—06/15/2026	1,342
	Vail Resorts Inc.
2,219	0.000%—01/01/2026[1,2]	2,238
		14,560
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.6%
	Nextera Energy Partners LP
1,132	0.000%—11/15/2025[1,2]	1,234
INTERACTIVE MEDIA & SERVICES—5.8%
	Airbnb Inc.
765	0.000%—03/15/2026[1,2]	719
CONVERTIBLE BONDS—Continued
Principal Amount		Value
INTERACTIVE MEDIA & SERVICES—Continued
	Expedia Group Inc.
$1,355	0.000%—02/15/2026[1,2]	$1,453
	IAC FinanceCo 3 Inc.
378	2.000%—01/15/2030[1]	762
	Liberty Tripadvisor Holdings Inc.
1,170	0.500%—06/30/2051[1]	1,001
	Snap Inc.
1,486	0.000%—05/01/2027[1,2]	1,713
	Spotify USA Inc.
1,361	0.000%—03/15/2026[1,2]	1,230
	Square Inc.
949	0.250%—11/01/2027[1]	1,122
	Tripadvisor Inc.
939	0.250%—04/01/2026[1]	869
	Twitter Inc.
1,683	0.000%—03/15/2026[1,2]	1,625
609	0.250%—06/15/2024	842
		2,467
		11,336
INTERNET & DIRECT MARKETING RETAIL—2.2%
	Etsy Inc.
682	0.125%—09/01/2027[1]	822
946	0.250%—06/15/2028[1]	993
		1,815
	Fiverr International Ltd.
808	0.000%—11/01/2025[1,2]	1,100
	Wayfair Inc.
1,438	0.625%—10/01/2025[1]	1,402
		4,317
IT SERVICES—5.3%
	Akamai Technologies Inc.
693	0.125%—05/01/2025	929
1,625	0.375%—09/01/2027	1,921
		2,850
	Euronet Worldwide Inc.
1,858	0.750%—03/15/2049	2,169
	KBR Inc.
632	2.500%—11/01/2023	1,005
	Shift4 Payments Inc.
499	0.000%—12/15/2025[1,2]	650
112	0.500%—08/01/2027[1]	117
		767
	Shopify Inc.
723	0.125%—11/01/2025	954
	Wix.com Ltd.
1,638	0.000%—08/15/2025[1,2]	1,793
	Zscaler Inc.
516	0.125%—07/01/2025	863
		10,401
LEISURE PRODUCTS—0.7%
	Peloton Interactive Inc.
1,416	0.000%—02/15/2026[1,2]	1,350
LIFE SCIENCES TOOLS & SERVICES—1.0%
	Illumina Inc.
1,154	0.000%—08/15/2023[2]	1,464

Harbor Convertible Securities Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
LIFE SCIENCES TOOLS & SERVICES—Continued
	Repligen Corp.
$269	0.375%—07/15/2024	$582
		2,046
MACHINERY—1.5%
	Greenbrier Cos. Inc.
1,735	2.875%—04/15/2028[1]	1,822
	John Bean Technologies Corp.
340	0.250%—05/15/2026[1]	366
	Meritor Inc.
673	3.250%—10/15/2037	724
		2,912
MEDIA—4.0%
	Dish Network Corp.
792	0.000%—12/15/2025[1,2]	930
3,061	3.375%—08/15/2026	3,145
		4,075
	Liberty Media Corp.
702	1.000%—01/30/2023	928
251	1.375%—10/15/2023	335
2,042	2.125%—03/31/2048[1]	2,134
		3,397
	Pandora Media LLC
269	1.750%—12/01/2023	315
		7,787
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.7%
	Blackstone Mortgage Trust Inc.
1,286	4.750%—03/15/2023	1,337
OIL, GAS & CONSUMABLE FUELS—2.1%
	Equities Corp.
773	1.750%—05/01/2026	1,146
	Pioneer Natural Resources Co.
717	0.250%—05/15/2025	1,057
	Total SA MTN[3]
1,800	0.500%—12/02/2022	1,823
		4,026
PERSONAL PRODUCTS—0.2%
	Herbalife Nutrition Ltd.
316	2.625%—03/15/2024	339
PHARMACEUTICALS—2.4%
	Jazz Investments I Ltd.
2,700	1.500%—08/15/2024	2,923
1,059	2.000%—06/15/2026	1,376
		4,299
	Supernus Pharmaceuticals Inc.
448	0.625%—04/01/2023	439
		4,738
PROFESSIONAL SERVICES—0.5%
	FTI Consulting Inc.
660	2.000%—08/15/2023	994
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
	Realogy Group LLC / Realogy Co.-Issuer Corp.
1,012	0.250%—06/15/2026[1]	1,030
CONVERTIBLE BONDS—Continued
Principal Amount		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
	Redfin Corp.
$827	0.000%—10/15/2025[1,2]	$897
727	0.500%—04/01/2027[1]	699
		1,596
		2,626
ROAD & RAIL—0.4%
	Uber Technologies Inc.
843	0.000%—12/15/2025[1,2]	827
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.9%
	Enphase Energy Inc.
2,186	0.000%—03/01/2026-03/01/2028[1,2]	2,213
	MACOM Technology Solutions Holdings Inc.
810	0.250%—03/15/2026[1]	841
	Microchip Technology Inc.
1,280	0.125%—11/15/2024	1,407
	ON Semiconductor Corp.
915	0.000%—05/01/2027[1,2]	975
137	1.625%—10/15/2023	267
		1,242
	Silicon Laboratories Inc.
791	0.625%—06/15/2025	1,075
	SolarEdge Technologies Inc.
956	0.000%—09/15/2025[1,2]	1,145
	STMicroelectronics NV
1,400	0.000%—08/04/2025[2]	1,756
		9,679
SOFTWARE—21.5%
	Alarm.Com Holdings Inc.
1,392	0.000%—01/15/2026[1,2]	1,274
	Altair Engineering Inc.
298	0.250%—06/01/2024	467
	Alteryx Inc.
773	0.500%—08/01/2024	735
326	1.000%—08/01/2026	302
		1,037
	Bentley Systems Inc.
918	0.125%—01/15/2026[1]	1,060
947	0.375%—07/01/2027[1]	953
		2,013
	Blackline Inc.
1,797	0.000%—03/15/2026[1,2]	1,762
	Box Inc.
1,577	0.000%—01/15/2026[1,2]	1,813
	Ceridian HCM Holding Inc.
851	0.250%—03/15/2026[1]	869
	Coupa Software Inc.
944	0.375%—06/15/2026	1,013
	CyberArk Software Ltd.
1,599	0.000%—11/15/2024[2]	1,828
	Datadog Inc.
759	0.125%—06/15/2025	1,055
	DocuSign Inc.
1,464	0.000%—01/15/2024[1,2]	1,567
	Dropbox Inc.
1,612	0.000%—03/01/2026-03/01/2028[1,2]	1,790
	Envestnet Inc.
1,382	0.750%—08/15/2025[1]	1,375

Harbor Convertible Securities Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	FireEye Inc.
$653	0.875%—06/01/2024	$739
	Five9 Inc.
268	0.500%—06/01/2025	433
	InterDigital Inc.
612	2.000%—06/01/2024	661
	J2 Global Inc.
1,352	1.750%—11/01/2026[1]	1,751
	Medallia Inc.
716	0.125%—09/15/2025[1]	771
	New Relic Inc.
160	0.500%—05/01/2023	160
	NICE Ltd.
1,472	0.000%—09/15/2025[1,2]	1,651
	NortonLifeLock Inc.
726	2.000%—08/15/2022[1]	922
	Okta Inc.
1,338	0.375%—06/15/2026	1,689
	Palo Alto Networks Inc.
1,341	0.750%—07/01/2023	2,075
	Pegasystems Inc.
1,410	0.750%—03/01/2025	1,606
	Q2 Holdings Inc.
675	0.125%—11/15/2025[1]	676
4	0.750%—06/01/2026	5
		681
	Rapid7 Inc.
1,153	0.250%—03/15/2027[1]	1,444
317	2.250%—05/01/2025	614
		2,058
	RingCentral Inc.
1,873	0.000%—03/01/2025[2]	1,985
611	0.000%—03/15/2026[1,2]	600
		2,585
	Splunk Inc.
204	0.500%—09/15/2023	236
3,316	1.125%—06/15/2027	3,241
		3,477
	Verint Systems Inc.
576	0.250%—04/15/2026[1]	558
	Workiva Inc.
652	1.125%—08/15/2026	1,130
	Zendesk Inc.
1,046	0.625%—06/15/2025	1,431
		42,241
SPECIALTY RETAIL—2.1%
	American Eagle Outfitters Inc.
261	3.750%—04/15/2025	1,059
	Burlington Stores Inc.
1,191	2.250%—04/15/2025	1,952
	National Vision Holdings
611	2.500%—05/15/2025	1,124
		4,135
CONVERTIBLE BONDS—Continued
Principal Amount		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
	Pure Storage Inc.
$1,357	0.125%—04/15/2023	$1,429
TOTAL CONVERTIBLE BONDS
(Cost $170,703)		186,297
TOTAL INVESTMENTS—94.9%
(Cost $170,703)		186,297
CASH AND OTHER ASSETS, LESS LIABILITIES—5.1%		10,107
TOTAL NET ASSETS—100.0%		$196,404

Harbor Convertible Securities Fund

Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at July 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $84,864 or 43% of net assets.

2	Zero coupon bond
3	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Core Bond Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value, Cost and Principal Amounts in Thousands
ASSET-BACKED SECURITIES—12.0%
Principal Amount		Value
	Air Canada Pass-Through Trust
	Series 2015-1 Cl. A
$297	3.600%—03/15/2027[1]	$305
	AMSR Trust
	Series 2020-SFR4 Cl. A
479	1.355%—11/17/2037[1]	482
	CF Hippolyta Issuer LLC
	Series 2021-1A Cl. A1
529	1.530%—03/15/2061[1]	539
	Series 2020-1 Cl. A1
323	1.690%—07/15/2060[1]	330
		869
	CNH Equipment Trust
	Series 2018-A Cl. A3
102	3.120%—07/17/2023	103
	Series 2018-B Cl. A3
90	3.190%—11/15/2023	91
		194
	CVS Pass-Through Trust
255	5.773%—01/10/2033[1]	304
109	5.880%—01/10/2028	126
	Series 2009 Cl. CE
478	8.353%—07/10/2031[1]	629
		1,059
	DB Master Finance LLC
	Series 2017-1A Cl. A2I
242	3.629%—11/20/2047[1]	245
342	3.787%—05/20/2049[1]	347
		592
	Delta Air Lines Pass-Through Trust
	Series 2015-1 Cl. AA
266	3.625%—07/30/2027	289
	Domino's Pizza Master Issuer LLC
	Series 2021-1A Cl. A2I
397	2.662%—04/25/2051[1]	416
	Series 2019-1A Cl. A2
59	3.668%—10/25/2049[1]	64
		480
	FirstKey Homes Trust
	Series 2020-SFR2 Cl. A
363	1.266%—10/19/2037[1]	365
	Series 2020-SFR1 Cl. A
634	1.339%—08/17/2037[1]	640
		1,005
	Ford Credit Auto Owner Trust
	Series 2020-1 Cl. A
500	2.040%—08/15/2031[1]	522
	Home Partners of America Trust
	Series 2020-2 Cl. A
328	1.532%—01/17/2041[1]	329
	MMAF Equipment Finance LLC
	Series 2021 Cl. A
584	0.560%—06/13/2028[1]	585
	Series 2019-A Cl. A3
241	2.840%—11/13/2023[1]	245
		830
	Navient Private Education Loan Trust
	Series 2021-A Cl. A
240	0.840%—05/15/2069[1]	240
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	NextGear Floorplan Master Owner Trust
	Series 2019-2A Cl. A2
$880	2.070%—10/15/2024[1]	$899
	Oak Street Investment Grade Net Lease Fund
	Series 2020-1A Cl. A1
345	1.850%—11/20/2050[1]	353
	Palmer Square CLO Ltd.[2]
	Series 2013 Cl. 2A
447	1.134% (3 Month USD Libor + 1.126) 10/17/2031[1,3]	447
	Progress Residential Trust
	Series 2021-SFR1 Cl. A
385	1.052%—04/17/2038[1]	381
	Series 2021-SFR3 Cl. A
349	1.637%—05/17/2026[1]	355
	Series 2019-SFR3 Cl. A
443	2.271%—09/17/2036[1]	453
		1,189
	Sabey Data Center Issuer LLC
	Series 2020-1 Cl. A2
202	3.812%—04/20/2045[1]	216
	Stack Infrastructure Issuer LLC
	Series 2021-1A Cl. A2
613	1.877%—03/26/2046[1]	622
	Series 2019-2A Cl. A2
185	3.080%—10/25/2044[1]	191
	Series 2019-1A Cl. A2
223	4.540%—02/25/2044[1]	237
		1,050
	Store Master Funding I-VII
	Series 2019-1 Cl. A1
166	2.820%—11/20/2049[1]	176
	Series 2018-1A Cl. A1
197	3.960%—10/20/2048[1]	205
		381
	United Airlines Pass-Through Trust
	Series 2016-1 Cl. AA
170	3.100%—01/07/2030	181
	Series 2014-1 Cl. A
726	4.000%—04/11/2026	770
		951
	Vantage Data Centers LLC
	Series 2020-1A Cl. A2
567	1.645%—09/15/2045[1]	573
	Verizon Owner Trust
	Series 2019-B Cl. A1A
333	2.330%—12/20/2023	337
	Series 2018-A Cl. A1A
118	3.230%—04/20/2023	119
		456
	Wendy's Funding LLC
	Series 2019-1A Cl. A2I
168	3.783%—06/15/2049[1]	181
	World Omni Auto Receivables Trust
	Series 2020-A Cl. A3
1,012	1.700%—01/17/2023	1,026
	Series 2017-B Cl. A3
49	1.950%—02/15/2023	49
	Series 2019-A Cl. A3
144	3.040%—05/15/2024	146

Harbor Core Bond Fund

Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Series 2018-D Cl. A3
$358	3.330%—04/15/2024	$363
		1,584
TOTAL ASSET-BACKED SECURITIES
(Cost $15,057)		15,476

COLLATERALIZED MORTGAGE OBLIGATIONS—11.6%
	BANK 2019-BNK16
	Series 2019-BN16 Cl. ASB
651	3.898%—02/15/2052	731
	Barclays Commerical Mortgage Securities LLC
	Series 2012-C2 Cl. A4
517	3.525%—05/10/2063	526
	BBCMS Mortgage Trust
	Series 2020-C6 Cl. A2
380	2.690%—02/15/2053	399
	Benchmark Mortgage Trust
	Series 2021-B26 Cl. A3
387	2.391%—06/15/2054	406
	Series 2019-B15 Cl. A5
212	2.928%—12/15/2072	231
		637
	BX Commercial Mortgage Trust
	Series 2019-XL Cl. A
500	1.013% (1 Month USD Libor + 0.990) 10/15/2036[1,3]	501
	CIM Trust Corp.
	Series 2020-INV1 Cl. A2
143	2.500%—04/25/2050[1,3]	147
	Citigroup Commercial Mortgage Trust
	Series 2015-GC27 Cl. AAB
314	2.944%—02/10/2048	325
	Commercial Mortgage Pass-Through Certificates
	Series 2014-CR14 Cl. A2
195	3.147%—02/10/2047	198
	Series 2014-CR21 Cl. A3
239	3.528%—12/10/2047	256
	Series 2014-UBS3 Cl. A3
443	3.546%—06/10/2047	471
	Series 2013-CR8 Cl. A5
502	3.612%—06/10/2046	528
		1,453
	Freddie Mac Seasoned Credit Risk Transfer Trust
	Series 2020-2 Cl. MA
224	2.000%—11/25/2059	228
	Series 2020-3 Cl. MA
256	2.000%—05/25/2060	262
	Series 2021-1 Cl. MA
351	2.000%—09/25/2060	358
	Series 2020-1 Cl. MA
246	2.500%—08/25/2059	255
	Series 2018-1 Cl. MA
174	3.000%—05/25/2057	183
	Series 2018-4 Cl. MA
525	3.500%—03/25/2058	555
	Series 2019-2 Cl. MA
265	3.500%—08/25/2058	280
		2,121
	FRESB Mortgage Trust
	Series 2019-SB63 Cl. A5H
311	2.550% (1 Month USD Libor + 0.653) 02/25/2039[3]	321
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	GS Mortgage Backed Securities Trust
	Series 2021-PJ2 Cl. A2
$393	2.500%—07/25/2051[1,3]	$402
	Series 2020-INV1 Cl. A14
271	2.984%—10/25/2050[1,3]	277
	Series 2020-PJ4 Cl. A2
188	3.000%—01/25/2051[1,3]	193
	Series 2020-PJ1 Cl. A6
29	3.500%—05/25/2050[1,3]	29
		901
	GS Mortgage Securities Trust
	Series 2012-GCJ7 Cl. A4
104	3.377%—05/10/2045	105
	Series 2012-GC6 Cl. A3
102	3.482%—01/10/2045	102
		207
	Invitation Homes Trust
	Series 2018-SFR1 Cl. A
106	0.789% (1 Month USD Libor + 1.962) 03/17/20371,[4]	105
	JPMBB Commercial Mortgage Securities Trust
	Series 2015-C32 Cl. A2
220	2.816%—11/15/2048	222
	Series 2019-C6 Cl. A4
351	3.057%—11/13/2052	385
		607
	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2019-COR5 Cl. A2
635	3.150%—06/13/2052	665
	Series 2012-CBX Cl. A4
95	3.483%—06/15/2045	96
		761
	JPMorgan Mortgage Trust
	Series 2021-1 Cl. A3
311	2.500%—06/25/2051[1,3]	319
	Series 2021-3 Cl. A3
529	2.500%—07/01/2051[1,3]	543
		862
	MetLife Securitization Trust
	Series 2020-INV1 Cl. A2A
237	2.500%—05/25/2050[1,3]	244
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2015-C22 Cl. A4
532	3.306%—04/15/2048	571
	Morgan Stanley Capital I Trust
	Series 2012-C4 Cl. A4
184	3.244%—03/15/2045	185
	Series 2015-UBS8 Cl. A4
438	3.809%—12/15/2048	484
		669
	Progress Residential Trust
	Series 2018-SFR3 Cl. A
432	3.880%—10/17/2035[1]	438
	PSMC Trust
	Series 2021-2 Cl. A3
603	2.500%—05/25/2051[1,3]	624
	Series 2020-2 Cl. A2
139	3.000%—05/25/2050[1,3]	141
		765

Harbor Core Bond Fund

Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Sequoia Mortgage Trust
	Series 2021-1 Cl. A1
$422	2.500%—03/25/2051[1,3]	$432
	Tricon American Homes Trust
	Series 2020-SFR1 Cl. A
335	1.499%—07/17/2038[1]	338
	Wells Fargo Commercial Mortgage Trust
	Series 2021-C59 Cl. A5
639	2.626%—04/15/2054	682
	WF RBS Commercial Mortgage Trust
	Series 2012-C10 Cl. A3
244	2.875%—12/15/2045	250
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,871)		14,993

CORPORATE BONDS & NOTES—31.2%
AEROSPACE & DEFENSE—1.6%
	BAE Systems Holdings Inc.
400	3.400%—04/15/2030[1]	443
489	3.800%—10/07/2024[1]	533
		976
	General Dynamics Corp.
59	4.250%—04/01/2050	77
	Lockheed Martin Corp.
198	2.800%—06/15/2050	205
225	4.700%—05/15/2046	305
		510
	Northrop Grumman Corp.
107	5.250%—05/01/2050	154
	Textron Inc.
370	3.000%—06/01/2030	397
		2,114
AIR FREIGHT & LOGISTICS—0.3%
	FedEx Corp.
270	4.050%—02/15/2048	316
	United Parcel Service Inc.
73	5.300%—04/01/2050	109
		425
AUTOMOBILES—1.6%
	General Motors Co.
248	5.400%—10/02/2023	272
	Hyundai Capital America Co.
468	5.750%—04/06/2023[1]	507
	Toyota Motor Credit Corp. MTN[5]
572	3.000%—04/01/2025	617
197	3.375%—04/01/2030	225
		842
	Volkswagen Group of America Finance LLC
413	2.900%—05/13/2022[1]	421
		2,042
BANKS—3.0%
	Bank of America Corp. MTN[5]
500	3.500%—04/19/2026	553
206	4.330%—03/15/2050[4]	258
		811
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BANKS—Continued
	Citigroup Inc.
$421	3.400%—05/01/2026	$464
169	3.520%—10/27/2028[4]	186
279	4.412%—03/31/2031[4]	328
		978
	JPMorgan Chase & Co.
476	4.203%—07/23/2029[4]	550
330	4.493%—03/24/2031[4]	395
		945
	Lloyds Banking Group plc
300	2.438% (U.S. Treasury 1 Year Constant Maturity Yield + 0.604) 02/05/2026[3]	314
	PNC Bank NA
250	3.500%—06/08/2023	265
	Toronto Dominion Bank MTN[5]
600	0.750%—09/11/2025	597
		3,910
BEVERAGES—0.7%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
358	4.900%—02/01/2046	460
	Coca-Cola Co.
270	3.000%—03/05/2051	293
	PepsiCo Inc.
145	3.625%—03/19/2050	174
		927
BIOTECHNOLOGY—0.3%
	Abbvie Inc.
300	4.500%—05/14/2035	369
CAPITAL MARKETS—4.3%
	Apollo Management Holdings LP
250	4.000%—05/30/2024[1]	273
	Blackstone Holdings Finance Co. LLC
223	2.800%—09/30/2050[1]	225
205	3.150%—10/02/2027[1]	224
286	3.500%—09/10/2049[1]	329
		778
	Credit Suisse Group AG
291	1.305%—02/02/2027[1,3]	287
	Goldman Sachs Group Inc.
291	3.800%—03/15/2030	331
420	5.750%—01/24/2022	431
		762
	KKR Group Finance Co. II LLC
289	5.500%—02/01/2043[1]	397
	KKR Group Finance Co. III LLC
140	5.125%—06/01/2044[1]	187
	Macquarie Group Ltd.
363	1.340%—01/12/2027[1,4]	362
165	3.189%—11/28/2023[1,4]	171
		533
	Macquarie Group Ltd. MTN[5]
250	4.150%—03/27/2024[1,4]	264
	Moody's Corp.
248	2.550%—08/18/2060	229
	Morgan Stanley MTN[5]
645	3.125%—07/27/2026	702

Harbor Core Bond Fund

Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
$285	3.622%—04/01/2031[4]	$321
252	3.875%—01/27/2026	283
		1,306
	State Street Corp.
110	2.901%—03/30/2026[4]	118
95	3.152%—03/30/2031[4]	106
		224
	UBS Group AG
300	4.125%—04/15/2026[1]	338
		5,578
COMMUNICATIONS EQUIPMENT—0.3%
	Juniper Networks Inc.
365	1.200%—12/10/2025	366
CONSUMER FINANCE—0.9%
	American Express Co.
150	3.400%—02/27/2023	157
	Capital One Financial Corp.
450	3.300%—10/30/2024	485
	General Motors Financial Co. Inc.
444	4.150%—06/19/2023	473
	Mastercard Inc.
71	3.850%—03/26/2050	88
		1,203
DIVERSIFIED FINANCIAL SERVICES—0.6%
	Cooperatieve Rabobank U.A.
400	3.875%—09/26/2023[1]	429
	Ferguson Finance plc
310	3.250%—06/02/2030[1]	339
		768
DIVERSIFIED TELECOMMUNICATION SERVICES—1.2%
	AT&T Inc.
664	1.299% (3 Month USD Libor + 0.419) 06/12/2024[3]	681
306	3.500%—06/01/2041	325
		1,006
	Verizon Communications Inc.
162	4.500%—08/10/2033	198
247	4.522%—09/15/2048	313
		511
		1,517
ELECTRIC UTILITIES—3.1%
	Berkshire Hathaway Energy Co.
195	4.050%—04/15/2025	217
525	6.125%—04/01/2036	753
		970
	CenterPoint Energy Inc.
401	1.450%—06/01/2026	406
	Duke Energy Carolinas, LLC
111	3.950%—03/15/2048	134
	Eversource Energy
260	2.750%—03/15/2022	264
200	2.900%—10/01/2024	213
		477
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Exelon Corp.
$82	4.700%—04/15/2050	$107
368	5.100%—06/15/2045	494
		601
	Southern Co.
430	3.250%—07/01/2026	470
298	4.250%—07/01/2036	353
		823
	Virginia Electric & Power Co.
305	3.150%—01/15/2026	335
	Xcel Energy Inc.
220	3.400%—06/01/2030	245
		3,991
ENTERTAINMENT—0.2%
	Walt Disney Co.
164	4.700%—03/23/2050	224
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.3%
	Boston Properties LP
468	4.500%—12/01/2028	553
	Digital Realty Trust LP
491	3.700%—08/15/2027	554
	Federal Realty Investment Trust
582	1.250%—02/15/2026	585
		1,692
FOOD & STAPLES RETAILING—0.2%
	Walmart Inc.
166	3.950%—06/28/2038	203
HEALTH CARE PROVIDERS & SERVICES—1.3%
	Cigna Corp.
495	3.400%—03/01/2027	548
	CommonSpirit Health
225	3.910%—10/01/2050	256
232	4.187%—10/01/2049	275
		531
	PeaceHealth Obligated Group
580	1.375%—11/15/2025	590
		1,669
HOTELS, RESTAURANTS & LEISURE—0.2%
	McDonald's Corp. MTN[5]
225	3.500%—07/01/2027	251
INSURANCE—1.8%
	American International Group Inc.
465	4.125%—02/15/2024	506
	Equitable Financial Life Global Funding
425	1.400%—07/07/2025[1]	432
	Five Corners Funding Trust
250	4.419%—11/15/2023[1]	272
	Liberty Mutual Group Inc.
400	4.569%—02/01/2029[1]	472
	Lincoln National Corp.
266	3.400%—01/15/2031	296
173	3.625%—12/12/2026	193
		489

Harbor Core Bond Fund

Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INSURANCE—Continued
	Mass Mutual Life Insurance Co.
$170	3.375%—04/15/2050[1]	$183
		2,354
MEDIA—1.3%
	Charter Communications Operating LLC / Charter Communications Operating Capital
478	6.384%—10/23/2035	647
	Comcast Corp.
146	3.300%—04/01/2027	162
392	3.400%—04/01/2030	438
		600
	COX Communications Inc.
390	1.800%—10/01/2030[1]	379
		1,626
MULTI-UTILITIES—0.3%
	WEC Energy Group Inc.
348	1.375%—10/15/2027	346
OIL, GAS & CONSUMABLE FUELS—2.2%
	Chevron Corp.
179	1.995%—05/11/2027	187
	Dominion Energy Gas Holdings LLC
170	2.500%—11/15/2024	178
	Exxon Mobil Corp.
291	2.992%—03/19/2025	313
	Occidental Petroleum Corp.
1,313	0.000%—10/10/2036[6]	691
	Phillips 66 Partners LP
197	3.605%—02/15/2025	213
	Schlumberger Holdings Corp.
252	3.900%—05/17/2028[1]	283
	Shell International Finance BV
267	2.375%—04/06/2025	281
	Southern Co. Gas Capital Corp.
220	1.750%—01/15/2031	215
	Sunoco Logistics Partners Operations LP
375	3.900%—07/15/2026	413
		2,774
PHARMACEUTICALS—0.2%
	Pfizer Inc.
297	2.550%—05/28/2040	306
PROFESSIONAL SERVICES—0.5%
	Verisk Analytics Inc.
610	3.625%—05/15/2050	672
ROAD & RAIL—1.4%
	Canadian National Railway Co.
172	3.650%—02/03/2048	197
	Canadian Pacific Railway Co.
190	6.125%—09/15/2115	304
	Norfolk Southern Corp.
310	4.837%—10/01/2041	403
	Penske Truck Leasing Co. LP / PTL Finance Corp.
500	3.900%—02/01/2024[1]	537
	Ryder System Inc. MTN[5]
307	3.650%—03/18/2024	330
		1,771
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
	Broadcom Inc.
$272	4.110%—09/15/2028	$307
	LAM Research Corp.
110	2.875%—06/15/2050	115
	NXP BV / NXP Funding LLC
251	4.625%—06/01/2023[1]	269
	NXP BV / NXP Funding LLC / NXP USA Inc.
255	2.700%—05/01/2025[1]	270
		961
SOFTWARE—0.4%
	Oracle Corp.
443	2.500%—04/01/2025	467
SPECIALTY RETAIL—0.3%
	Home Depot Inc.
220	3.300%—04/15/2040	246
	Lowe's Cos. Inc.
107	3.700%—04/15/2046	120
59	5.000%—04/15/2040	78
		198
		444
TRADING COMPANIES & DISTRIBUTORS—0.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
272	4.125%—07/03/2023	288
	Air Lease Corp.
374	3.875%—07/03/2023	397
	Ferguson Finance plc
236	4.500%—10/24/2028[1]	277
		962
WATER UTILITIES—0.2%
	Aquarion Co.
238	4.000%—08/15/2024[1]	259
WIRELESS TELECOMMUNICATION SERVICES—0.1%
	T-Mobile USA Inc.
132	3.500%—04/15/2025	144
TOTAL CORPORATE BONDS & NOTES
(Cost $36,959)		40,335

MORTGAGE PASS-THROUGH—25.3%
	Federal Home Loan Mortgage Corp.
570	2.000%—06/01/2050-08/01/2050	586
286	2.041%—06/01/2047[3]	299
4,508	2.500%—08/01/2030-02/01/2051	4,713
309	2.769%—01/01/2049[3]	322
4,029	3.000%—06/01/2034-09/01/2050	4,324
1,934	3.500%—01/01/2048-05/01/2050	2,066
679	4.000%—02/01/2046-05/01/2049	734
265	4.500%—03/01/2049	287
		13,331
	Federal National Mortgage Association
3,933	2.000%—08/01/2050-08/01/2051	4,027
1,262	2.500%—08/01/2035-10/01/2050	1,327
365	2.670%—04/01/2047[3]	382
3,502	3.000%—11/01/2034-08/01/2050	3,726
2,068	3.500%—10/01/2037-06/01/2050	2,238

Harbor Core Bond Fund

Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$1,671	4.000%—04/01/2045-04/01/2050	$1,817
1,712	4.500%—05/01/2046-02/01/2050	1,888
562	5.000%—08/01/2049	617
		16,022
	Government National Mortgage Association
1,150	2.500%—01/20/2051	1,214
541	4.000%—09/20/2041-09/15/2046	598
1,324	4.500%—01/15/2042-08/20/2047	1,459
		3,271
TOTAL MORTGAGE PASS-THROUGH
(Cost $32,112)		32,624

MUNICIPAL BONDS—2.2%
	City & County of Denver Co. Airport System
375	1.722%—11/15/2027	385
	Florida State Board of Administration Finance Corp.
274	1.258%—07/01/2025	279
	Metropolitan Transportation Authority
195	5.871%—11/15/2039	263
	Metropolitan Water Reclamation District of Greater Chicago
145	5.720%—12/01/2038	209
	New York State Urban Development Corp.
555	5.770%—03/15/2039	707
	Port Authority of New York and New Jersey
555	1.086%—07/01/2023	563
	State of California
300	7.500%—04/01/2034	480
TOTAL MUNICIPAL BONDS
(Cost $2,653)		2,886

U.S. GOVERNMENT OBLIGATIONS—16.8%
	U.S. Small Business Administration
	Series 2012-20C Cl. 1
132	2.510%—03/01/2032	138
	Series 2017-20H Cl. 1
146	2.750%—08/01/2037	158
	Series 2014-20K Cl. 1
276	2.800%—11/01/2034	296
	Series 2016-20L Cl. 1
956	2.810%—12/01/2036	1,037
	Series 2015-20H Cl. 1
304	2.820%—08/01/2035	326
	Series 2017-20J Cl. 1
220	2.850%—10/01/2037	236
	Series 2018-20B Cl. 1
279	3.220%—02/01/2038	309
	Series 2018-20G Cl. 1
374	3.540%—07/01/2038	420
	Series 2018-20F Cl. 1
584	3.600%—06/01/2038	657
		3,577
	U.S. Treasury Bonds
3,786	1.125%—08/15/2040	3,372
1,744	1.375%—08/15/2050	1,532
2,711	1.875%—02/15/2041-02/15/2051	2,710
1,339	3.000%—08/15/2048	1,655
		9,269
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.S. Treasury Inflation Index Notes[7]
$583	0.125%—01/15/2030	$659
134	1.000%—02/15/2049	187
		846
	U.S. Treasury Notes
4,368	0.750%—04/30/2026	4,387
3,221	1.125%—02/15/2031-05/15/2040	3,047
691	1.250%—05/15/2050	588
		8,022
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $21,208)		21,714
TOTAL INVESTMENTS—99.1%
(Cost $122,860)		128,028
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		1,185
TOTAL NET ASSETS—100.0%		$129,213

Harbor Core Bond Fund

Portfolio of Investments—Continued

All investments at July 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2021. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2020 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 07/31/2021 (000s)	Unrealized Gain/(Loss) as of 07/31/2021 (000s)
Asset-Backed Securities	$349	$—	$—	$(20)	$—	$—	$—	$(329)	$—	$—
Collateralized Mortgage Obligations	327	—	—	(60)	—	(5)	—	(262)	—	$—
	$676	$—	$—	$(80)	$—	$(5)	$—	$(591)	$—	$—

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $25,971 or 20% of net assets.

2	CLO after the name of a security stands for Collateralized Loan Obligation.
3
Variable or floating rate security; the stated rate represents the rate in effect at July 31, 2021. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

4	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5	MTN after the name of a security stands for Medium Term Note.
6	Zero coupon bond
7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
h	Transferred from Level 3 to Level 2 due to the availability of observable market data pricing
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
BANK LOAN OBLIGATIONS—5.8%
Principal Amount		Value
AUTO COMPONENTS—0.1%
	Mavis Tire Express Services Corp.
	Term Loan B
$313	4.750% (Libor Floor + 4.000) 05/04/2028[1]	$313
CAPITAL MARKETS—0.1%
	Skopima Merger Sub Inc.
	Term Loan B
500	4.500% (Libor Floor + 4.000) 04/30/2028[1]	497
CHEMICALS—0.8%
	Gibraltar Industries Inc.
	Bridge Loan
2,419	0.000%—7/28/2022	2,419
	Solenis International LP
	Initial First-Lien Term Loan
597	4.135% (3 Month USD Libor + 4.000) 06/26/2025[1]	597
		3,016
COMMUNICATIONS EQUIPMENT—0.1%
	PQ Group Holdings Inc.
	Term Loan
265	4.250% (Libor Floor + 3.500) 05/04/2028[1]	265
CONTAINERS & PACKAGING—0.7%
	Cubic Corp.
	Term Loan B
555	5.000% (Libor Floor + 4.250) 05/25/2028[1]	557
	Term Loan C
113	5.000% (Libor Floor + 4.250) 05/25/2028[1]	113
		670
	Mauser Packaging Solutions Holding Co.
	Term Loan B
2,024	3.342% (1 Month USD Libor + 3.250) 04/03/2024[1]	1,963
		2,633
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
	Intrado Corp.
	Term Loan B
610	5.000% (Libor Floor + 4.000) 10/10/2024[1]	596
ENTERTAINMENT—0.3%
	William Morris Endeavor Entertainment LLC
	First-Lien Term Loan B
1,119	2.850% (1 Month USD Libor + 2.750) 05/18/2025[1]	1,091
HEALTH CARE PROVIDERS & SERVICES—0.4%
	ADMI Corp.
	Term Loan B2
767	3.625% (Libor Floor + 3.125) 12/23/2027[1]	762
	AHP Health Partners Inc.
	Term Loan
625	4.750% (Libor Floor + 3.750) 06/30/2025[1]	627
		1,389
HEALTH CARE TECHNOLOGY—0.4%
	AthenaHealth Inc.
	Term Loan
1,213	4.410% (3 Month USD Libor + 4.250) 02/11/2026[1]	1,215
	Verscend Holding Corp.
	Term Loan B
267	4.092% (1 Month USD Libor + 4.000) 08/27/2025[1]	267
		1,482
BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—0.3%
	IRB Holding Corp.
	Incremental Term Loan
$1,043	4.250% (Libor Floor + 3.250) 12/15/2027[1]	$1,041
INSURANCE—0.3%
	Asurion LLC
	Second-Lien Term Loan
716	5.342% (1 Month USD Libor + 5.250) 01/20/2029	714
	Term Loan B3
249	5.342% (1 Month USD Libor + 5.250) 02/03/2028[1]	248
		962
IT SERVICES—0.2%
	Optiv Security Inc.
	First-Lien Term Loan
566	4.250% (Libor Floor + 3.250) 02/01/2024[1]	555
MEDIA—0.4%
	DIRECTV Financing LLC
	Term Loan
525	5.750% (Libor Floor + 5.000) 07/21/2027	525
	Triton Water Holdings Inc.
	Term Loan
595	4.000% (Libor Floor + 3.500) 03/31/2028[1]	591
	Univision Communications Inc.
	Term Loan
203	3.750% (Libor Floor + 2.750) 03/15/2024[1]	202
		1,318
PROFESSIONAL SERVICES—0.1%
	Indy US Bidco LLC
	Term Loan B
469	4.103% (1 Month USD Libor + 4.000) 03/05/2028[1]	469
SOFTWARE—1.4%
	Finastra USA Inc.
	Term Loan B
1,366	4.500% (Libor Floor + 3.500) 06/13/2024[1]	1,345
	Term Loan
553	8.250% (Libor Floor + 7.250) 06/13/2025[1]	558
		1,903
	Informatica LLC
	Second-Lien Term Loan
290	7.125%—02/25/2025	297
	Kenan Advantage Group Inc.
	Term Loan B1
525	4.500% (Libor Floor + 3.750) 03/24/2026[1]	526
	Project Alpha Intermediate Holding Inc.
	Term Loan B
227	4.100% (1 Month USD Libor + 4.000) 04/26/2024[1]	227
	RealPage Inc.
	First-Lien Term Loan
540	3.750% (Libor Floor + 3.250) 04/22/2028[1]	537
	TIBCO Software Inc.
	Term Loan B
546	3.850% (1 Month USD Libor + 3.750) 07/03/2026[1]	541

Harbor High-Yield Bond Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Second-Lien Term Loan
$1,049	7.350% (1 Month USD Libor + 7.250) 03/04/2028[1]	$1,063
		1,604
		5,094
TOTAL BANK LOAN OBLIGATIONS
(Cost $20,633)		20,721

CONVERTIBLE BONDS—6.1%
AEROSPACE & DEFENSE—0.1%
	Parsons Corp.
171	0.250%—08/15/2025[2]	181
AIRLINES—0.2%
	Spirit Airlines Inc.
775	1.000%—05/15/2026	729
AUTOMOBILES—0.1%
	Ford Motor Co.
384	0.000%—03/15/2026[2,3]	413
CONSUMER FINANCE—0.2%
	LendingTree Inc.
782	0.500%—07/15/2025	707
DIVERSIFIED CONSUMER SERVICES—0.3%
	Chegg Inc.
175	0.000%—09/01/2026[2,3]	190
	K12 Inc.
864	1.125%—09/01/2027[2]	791
		981
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
	Vonage Holdings Corp.
450	1.750%—06/01/2024	501
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
	Dexcom Inc.
602	0.250%—11/15/2025	685
	Haemonetics Corp.
850	0.000%—03/01/2026[2,3]	729
	Integra Lifesciences Holdings Corp.
169	0.500%—08/15/2025	193
	Nuvasive Inc.
675	1.000%—06/01/2023	695
		2,302
HOTELS, RESTAURANTS & LEISURE—0.5%
	DraftKings Inc.
1,271	0.000%—03/15/2028[2,3]	1,120
	The Cheesecake Factory Inc.
540	0.375%—06/15/2026	507
	Vail Resorts Inc.
349	0.000%—01/01/2026[2,3]	352
		1,979
INTERACTIVE MEDIA & SERVICES—1.0%
	Liberty Tripadvisor Holdings Inc.
722	0.500%—06/30/2051[2]	618
	Spotify USA Inc.
1,187	0.000%—03/15/2026[2,3]	1,072
CONVERTIBLE BONDS—Continued
Principal Amount		Value
INTERACTIVE MEDIA & SERVICES—Continued
	Tripadvisor Inc.
$1,023	0.250%—04/01/2026[2]	$947
	Twitter Inc.
933	0.000%—03/15/2026[2,3]	901
		3,538
INTERNET & DIRECT MARKETING RETAIL—0.2%
	Wayfair Inc.
660	0.625%—10/01/2025[2]	644
IT SERVICES—0.2%
	Euronet Worldwide Inc.
163	0.750%—03/15/2049	191
	Wix.com Ltd.
520	0.000%—08/15/2025[2,3]	569
		760
MACHINERY—0.1%
	Fortive Corp.
430	0.875%—02/15/2022	433
MEDIA—0.3%
	Dish Network Corp.
1,130	3.375%—08/15/2026	1,161
PHARMACEUTICALS—0.3%
	BioMarin Pharmaceutical Inc.
976	1.250%—05/15/2027	965
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
	Realogy Group LLC / Realogy Co.-Issuer Corp.
500	0.250%—06/15/2026[2]	509
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
	Enphase Energy Inc.
1,581	0.000%—03/01/2026-03/01/2028[2,3]	1,598
SOFTWARE—0.9%
	Bentley Systems Inc.
195	0.125%—01/15/2026[2]	225
374	0.375%—07/01/2027[2]	376
		601
	Box Inc.
169	0.000%—01/15/2026[2,3]	194
	CyberArk Software Ltd.
165	0.000%—11/15/2024[3]	189
	Envestnet Inc.
650	0.750%—08/15/2025[2]	647
	J2 Global Inc.
157	1.750%—11/01/2026[2]	203
	RingCentral Inc.
180	0.000%—03/15/2026[2,3]	177
	Splunk Inc.
1,098	1.125%—06/15/2027	1,073
		3,084
SPECIALTY RETAIL—0.4%
	Liberty Interactive LLC
1,675	3.750%—02/15/2030	1,294

Harbor High-Yield Bond Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
	Pure Storage Inc.
$215	0.125%—04/15/2023	$226
TOTAL CONVERTIBLE BONDS
(Cost $21,682)		22,005

CORPORATE BONDS & NOTES—85.4%
AEROSPACE & DEFENSE—1.9%
	Howmet Aerospace Inc.
217	5.900%—02/01/2027	257
341	5.950%—02/01/2037	433
219	6.875%—05/01/2025	255
		945
	TransDigm Inc.
1,748	6.250%—03/15/2026[2]	1,835
385	6.375%—06/15/2026	399
1,145	8.000%—12/15/2025[2]	1,231
		3,465
	TransDigm UK Holdings plc
1,245	6.875%—05/15/2026	1,317
	Triumph Group Inc.
220	7.750%—08/15/2025	222
726	8.875%—06/01/2024[2]	805
		1,027
		6,754
AIR FREIGHT & LOGISTICS—1.1%
	XPO Logistics Inc.
796	6.125%—09/01/2023[2]	801
1,720	6.250%—05/01/2025[2]	1,828
1,287	6.750%—08/15/2024[2]	1,339
		3,968
AIRLINES—0.8%
	American Airlines Inc./Aadvantage Loyalty IP Ltd.
431	5.500%—04/20/2026[2]	452
1,150	5.750%—04/20/2029[2]	1,242
		1,694
	Western Global Airlines LLC
1,157	10.375%—08/15/2025[2]	1,307
		3,001
AUTO COMPONENTS—1.7%
	Adient US LLC
536	9.000%—04/15/2025[2]	587
	Allison Transmission Inc.
592	3.750%—01/30/2031[2]	591
	American Axle & Manufacturing Inc.
284	6.250%—04/01/2025	294
	Dana Financing Luxembourg Sarl
615	5.750%—04/15/2025[2]	635
	Goodyear Tire & Rubber Co.
523	5.000%—05/31/2026	538
245	5.000%—07/15/2029[2]	258
422	5.250%—04/30/2031	447
196	5.250%—07/15/2031[2]	207
313	5.625%—04/30/2033	333
1,115	9.500%—05/31/2025	1,236
		3,019
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTO COMPONENTS—Continued
	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.
$146	6.250%—05/15/2026[2]	$154
	Tenneco Inc.
688	5.125%—04/15/2029[2]	709
		5,989
AUTOMOBILES—2.6%
	Ford Motor Co.
607	4.750%—01/15/2043	667
376	5.291%—12/08/2046	431
571	8.500%—04/21/2023	635
597	9.000%—04/22/2025	736
		2,469
	Ford Motor Credit Co. LLC
486	3.625%—06/17/2031	504
1,188	4.000%—11/13/2030	1,258
2,164	4.125%—08/17/2027	2,318
418	5.125%—06/16/2025	461
		4,541
	Jaguar Land Rover Automotive plc
783	5.500%—07/15/2029[2]	784
676	5.875%—01/15/2028[2]	701
676	7.750%—10/15/2025[2]	736
		2,221
		9,231
BEVERAGES—0.2%
	Triton Water Holdings Inc.
707	6.250%—04/01/2029[2]	709
BUILDING PRODUCTS—0.6%
	Forterra Finance LLC / FRTA Finance Corp.
713	6.500%—07/15/2025[2]	766
	Masonite International Corp.
453	3.500%—02/15/2030[2]	457
	Standard Industries Inc.
866	3.375%—01/15/2031[2]	841
		2,064
CAPITAL MARKETS—1.7%
	Ambience Merger Sub Inc.
586	4.875%—07/15/2028[2]	589
239	7.125%—07/15/2029[2]	242
		831
	AP Core Holdings II LLC
545	1.000%—07/21/2027	542
	CTR Partnership LP / CareTrust Capital Corp.
580	3.875%—06/30/2028[2]	596
	Global Infrastructure Solutions Inc.
860	5.625%—06/01/2029[2]	885
	GrafTech Finance Inc.
954	4.625%—12/15/2028[2]	981
	Metis Merger Sub LLC
1,174	6.500%—05/15/2029[2]	1,153
	MSCI Inc.
520	3.625%—11/01/2031[2]	550
	RP Escrow Issuer LLC
445	5.250%—12/15/2025[2]	457
		5,995

Harbor High-Yield Bond Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CHEMICALS—2.9%
	Herens Holdco Sarl
$1,087	4.750%—05/15/2028[2]	$1,080
	Illuminate Buyer LLC / Illuminate Holdings IV Inc.
1,001	9.000%—07/01/2028[2]	1,115
	Ineos Quattro Finance 2 plc
549	3.375%—01/15/2026[2]	553
	Methanex Corp.
1,687	5.125%—10/15/2027	1,831
309	5.250%—12/15/2029	342
		2,173
	Olin Corp.
332	9.500%—06/01/2025[2]	415
	Polar US Borrower LLC / Schenectady International Group Inc.
1,195	6.750%—05/15/2026[2]	1,219
	PolyOne Corp.
456	5.750%—05/15/2025[2]	480
	Scih Salt Holdings Inc.
953	4.875%—05/01/2028[2]	955
796	6.625%—05/01/2029[2]	789
		1,744
	Trinseo LLC
705	5.375%—09/01/2025[2]	721
	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc.
422	5.125%—04/01/2029[2]	430
	Tronox Inc.
387	6.500%—05/01/2025[2]	411
		10,341
COMMERCIAL SERVICES & SUPPLIES—3.7%
	Allied Universal Holdco LLC
700	4.625%—06/01/2028[2]	703
1,249	6.625%—07/15/2026[2]	1,324
1,835	9.750%—07/15/2027[2]	2,015
		4,042
	Covanta Holding Corp.
438	5.875%—07/01/2025	455
	Garda World Security Corp.
908	6.000%—06/01/2029[2]	890
1,569	9.500%—11/01/2027[2]	1,713
		2,603
	GFL Environmental Inc.
663	3.500%—09/01/2028[2]	666
574	4.000%—08/01/2028[2]	568
202	5.125%—12/15/2026[2]	213
		1,447
	KAR Auction Services Inc.
1,718	5.125%—06/01/2025[2]	1,761
	LABL Escrow Issuer LLC
1,194	6.750%—07/15/2026[2]	1,268
1,092	10.500%—07/15/2027[2]	1,203
		2,471
	Stericycle Inc.
465	5.375%—07/15/2024[2]	479
		13,258
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
COMMUNICATIONS EQUIPMENT—0.4%
	CommScope Inc.
$535	6.000%—03/01/2026[2]	$558
389	7.125%—07/01/2028[2]	421
		979
	CommScope Technologies LLC
454	6.000%—06/15/2025[2]	462
		1,441
CONSTRUCTION & ENGINEERING—0.6%
	Picasso Finance Sub Inc.
728	6.125%—06/15/2025[2]	773
	VM Consolidated Inc.
1,256	5.500%—04/15/2029[2]	1,284
		2,057
CONSTRUCTION MATERIALS—0.1%
	Summit Materials LLC / Summit Materials Finance Corp.
239	6.500%—03/15/2027[2]	252
CONSUMER FINANCE—1.0%
	Ally Financial Inc.
491	5.750%—11/20/2025	562
	Goeasy Ltd.
434	4.375%—05/01/2026[2]	449
	Navient Corp.
305	4.875%—03/15/2028	308
182	5.875%—10/25/2024	199
636	6.500%—06/15/2022	665
423	7.250%—09/25/2023	466
		1,638
	Navient Corp. MTN[4]
201	5.500%—01/25/2023	211
740	5.625%—08/01/2033	720
		931
		3,580
CONTAINERS & PACKAGING—1.0%
	Ardagh Packaging Finance plc
770	5.250%—04/30/2025[2]	804
200	6.000%—02/15/2025[2]	207
		1,011
	Cascades Inc.
522	5.125%—01/15/2026[2]	553
	Flex Acquisition Co. Inc.
1,068	6.875%—01/15/2025[2]	1,086
999	7.875%—07/15/2026[2]	1,043
		2,129
		3,693
DIVERSIFIED CONSUMER SERVICES—0.6%
	MAV Acquisition Corp.
946	5.750%—08/01/2028[2]	944
1,182	8.000%—08/01/2029[2]	1,158
		2,102
DIVERSIFIED FINANCIAL SERVICES—0.1%
	Compass Group Diversified Holdings LLC
259	5.250%—04/15/2029[2]	269

Harbor High-Yield Bond Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—3.0%
	Altice Financing SA
$3,147	7.500%—05/15/2026[2]	$3,278
	CenturyLink Inc.
184	5.125%—12/15/2026[2]	192
1,048	6.750%—12/01/2023	1,161
437	6.875%—01/15/2028	496
		1,849
	Connect Finco Sarl / Connect US Finco LLC
1,503	6.750%—10/01/2026[2]	1,582
	Consolidated Communications Inc.
561	6.500%—10/01/2028[2]	606
	Lumen Technologies Inc.
908	5.375%—06/15/2029[2]	933
	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc.
956	6.000%—02/15/2028[2]	943
	Telecom Italia Capital SA
967	6.000%—09/30/2034	1,112
145	6.375%—11/15/2033	172
172	7.721%—06/04/2038	231
		1,515
		10,706
ELECTRIC UTILITIES—1.2%
	NRG Energy Inc.
1,071	5.250%—06/15/2029[2]	1,150
1,602	7.250%—05/15/2026	1,668
		2,818
	Vistra Operations Co. LLC
1,115	4.375%—05/01/2029[2]	1,146
315	5.500%—09/01/2026[2]	325
166	5.625%—02/15/2027[2]	172
		1,643
		4,461
ELECTRICAL EQUIPMENT—0.3%
	Clarios Global LP
235	6.750%—05/15/2025[2]	250
	Sensata Technologies Inc.
670	4.375%—02/15/2030[2]	718
		968
ENERGY EQUIPMENT & SERVICES—0.7%
	Archrock Partners LP / Archrock Partners Finance Corp.
696	6.250%—04/01/2028[2]	711
	Indigo Natural Resources LLC
509	5.375%—02/01/2029[2]	532
	Transocean Phoenix 2 Ltd.
183	7.750%—10/15/2024[2]	185
	Transocean Poseidon Ltd.
479	6.875%—02/01/2027[2]	468
	Transocean Sentry Ltd.
248	5.375%—05/15/2023[2]	235
	USA Compression Partners LP / USA Compression Finance Corp.
336	6.875%—09/01/2027	356
		2,487
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ENTERTAINMENT—0.8%
	Lions Gate Capital Holdings LLC
$1,077	5.500%—04/15/2029[2]	$1,104
	Live Nation Entertainment Inc.
249	4.750%—10/15/2027[2]	255
431	5.625%—03/15/2026[2]	449
		704
	Netflix Inc.
349	5.875%—11/15/2028	434
566	6.375%—05/15/2029	729
		1,163
		2,971
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.0%
	Diversified Healthcare Trust
277	4.375%—03/01/2031	271
314	9.750%—06/15/2025	347
		618
	Iron Mountain Inc.
1,576	5.625%—07/15/2032[2]	1,707
	MPT Operating Partnership LP / MPT Finance Corp.
744	5.250%—08/01/2026	765
	RHP Hotel Properties LP / RHP Finance Corp.
182	4.500%—02/15/2029[2]	184
	RLJ Lodging Trust LP
434	3.750%—07/01/2026[2]	441
	Service Properties Trust
204	4.350%—10/01/2024	206
102	4.375%—02/15/2030	96
137	4.500%—06/15/2023	140
58	4.650%—03/15/2024	59
546	4.950%—02/15/2027	537
176	5.000%—08/15/2022	179
341	5.500%—12/15/2027	364
421	7.500%—09/15/2025	475
		2,056
	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC
670	7.875%—02/15/2025[2]	715
	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC
796	4.750%—04/15/2028[2]	800
		7,286
FOOD & STAPLES RETAILING—0.9%
	Albertsons Companies LLC
552	4.625%—01/15/2027[2]	585
898	4.875%—02/15/2030[2]	973
62	5.875%—02/15/2028[2]	66
1,389	7.500%—03/15/2026[2]	1,519
		3,143
FOOD PRODUCTS—1.4%
	B&G Foods Inc.
497	5.250%—04/01/2025	510
	Kraft Heinz Foods Co.
94	3.750%—04/01/2030	104
222	3.875%—05/15/2027	246
844	4.250%—03/01/2031	975
305	4.375%—06/01/2046	352

Harbor High-Yield Bond Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
FOOD PRODUCTS—Continued
$1,242	5.200%—07/15/2045	$1,578
875	5.500%—06/01/2050	1,174
		4,429
		4,939
GAS UTILITIES—0.3%
	AmeriGas Partners LP
837	5.750%—05/20/2027	946
77	5.875%—08/20/2026	86
		1,032
HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
	Teleflex Inc.
319	4.250%—06/01/2028[2]	333
HEALTH CARE PROVIDERS & SERVICES—5.6%
	AHP Health Partners Inc.
531	5.750%—07/15/2029[2]	538
	Centene Corp.
475	2.450%—07/15/2028	482
458	2.500%—03/01/2031	459
317	2.625%—08/01/2031	320
1,652	3.000%—10/15/2030	1,719
371	4.625%—12/15/2029	407
2,254	5.375%—06/01/2026[2]	2,351
		5,738
	DaVita Inc.
352	3.750%—02/15/2031[2]	342
	Global Medical Response Inc.
850	6.500%—10/01/2025[2]	883
	HCA Inc.
478	5.625%—09/01/2028	575
301	5.875%—02/01/2029	369
1,424	7.690%—06/15/2025	1,736
714	8.360%—04/15/2024	842
		3,522
	HCA Inc. MTN[4]
988	7.580%—09/15/2025	1,201
	LifePoint Health Inc.
118	5.375%—01/15/2029[2]	118
848	6.750%—04/15/2025[2]	899
		1,017
	Molina Healthcare Inc.
924	3.875%—11/15/2030[2]	981
	Regionalcare Hospital Partners Holdings Inc. / LifePoint Health Inc.
1,866	9.750%—12/01/2026[2]	1,985
	Surgery Center Holdings Inc.
487	6.750%—07/01/2025[2]	496
1,868	10.000%—04/15/2027[2]	2,043
		2,539
	Tenet Healthcare Corp.
761	6.250%—02/01/2027[2]	793
622	6.750%—06/15/2023	676
		1,469
		20,215
HEALTH CARE TECHNOLOGY—1.8%
	Change Healthcare Holdings LLC
2,664	5.750%—03/01/2025[2]	2,698
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE TECHNOLOGY—Continued
	Verscend Escrow Corp.
$3,700	9.750%—08/15/2026[2]	$3,913
		6,611
HOTELS, RESTAURANTS & LEISURE—5.7%
	Aramark Services Inc.
1,362	6.375%—05/01/2025[2]	1,439
	Boyd Gaming Corp.
271	8.625%—06/01/2025[2]	296
	CEC Entertainment LLC
401	6.750%—05/01/2026[2]	402
	Colt Merger Sub Inc.
2,118	6.250%—07/01/2025[2]	2,239
1,328	8.125%—07/01/2027[2]	1,462
		3,701
	Hilton Grand Vacations Borrower Escrow LLC
404	4.875%—07/01/2031[2]	398
313	5.000%—06/01/2029[2]	316
		714
	International Game Technology plc
407	4.125%—04/15/2026[2]	424
	IRB Holding Corp.
577	6.750%—02/15/2026[2]	595
670	7.000%—06/15/2025[2]	715
		1,310
	Marriott Ownership Resorts Inc.
638	6.125%—09/15/2025[2]	675
	Marriott Ownership Resorts Inc. / ILG LLC
435	6.500%—09/15/2026	452
	MGM Resorts International
286	4.750%—10/15/2028	302
568	5.500%—04/15/2027	618
1,664	7.750%—03/15/2022	1,727
		2,647
	NCL Corp. Ltd.
355	5.875%—03/15/2026[2]	358
705	10.250%—02/01/2026[2]	806
		1,164
	NCL Finance Ltd.
183	6.125%—03/15/2028[2]	185
	New Red Finance Inc.
300	3.875%—01/15/2028[2]	303
	Royal Caribbean Cruises Ltd.
552	5.500%—04/01/2028[2]	564
861	10.875%—06/01/2023[2]	980
		1,544
	Scientific Games International Inc.
795	8.250%—03/15/2026[2]	845
1,066	8.625%—07/01/2025[2]	1,152
		1,997
	Vail Resorts Inc.
393	6.250%—05/15/2025[2]	418
	Viking Ocean Cruises Ship VII Ltd.
229	5.625%—02/15/2029[2]	230
	VOC Escrow Ltd.
776	5.000%—02/15/2028[2]	771

Harbor High-Yield Bond Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Wyndham Destinations Inc.
$351	5.650%—04/01/2024	$377
513	6.625%—07/31/2026[2]	573
		950
	Yum! Brands Inc.
356	5.350%—11/01/2043	389
637	7.750%—04/01/2025[2]	691
		1,080
		20,702
HOUSEHOLD DURABLES—0.6%
	LGI Homes Inc.
711	4.000%—07/15/2029[2]	722
	M/I Homes Inc.
360	5.625%—08/01/2025	371
	Meritage Homes Corp.
107	3.875%—04/15/2029[2]	113
	Shea Homes LP / Shea Homes Funding Corp.
269	4.750%—04/01/2029[2]	277
	Taylor Morrison Communities Inc.
342	5.125%—08/01/2030[2]	373
	Toll Brothers Finance Corp.
142	3.800%—11/01/2029	154
131	4.350%—02/15/2028	145
		299
		2,155
HOUSEHOLD PRODUCTS—0.5%
	PetSmart Inc. / PetSmart Finance Corp.
852	4.750%—02/15/2028[2]	886
840	7.750%—02/15/2029[2]	922
		1,808
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.7%
	Calpine Corp.
639	3.750%—03/01/2031[2]	616
	Nextera Energy Operating Partners LP
568	4.250%—07/15/2024[2]	599
	NRG Energy Inc.
360	6.625%—01/15/2027	373
	Talen Energy Supply LLC
244	6.625%—01/15/2028[2]	217
184	7.250%—05/15/2027[2]	168
521	7.625%—06/01/2028[2]	476
		861
		2,449
INSURANCE—1.4%
	Acrisure Finance Inc.
980	6.000%—08/01/2029[2]	977
744	7.000%—11/15/2025[2]	756
414	10.125%—08/01/2026[2]	464
		2,197
	Amwins Group Inc.
357	4.875%—06/30/2029[2]	365
	GTCR AP Finance Inc.
649	8.000%—05/15/2027[2]	690
	Hub International Ltd.
1,528	7.000%—05/01/2026[2]	1,584
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INSURANCE—Continued
	NFP Corp.
$336	6.875%—08/15/2028[2]	$350
		5,186
INTERACTIVE MEDIA & SERVICES—0.8%
	Rackspace Technology Global Inc.
537	3.500%—02/15/2028[2]	519
	Tripadvisor Inc.
921	7.000%—07/15/2025[2]	984
	Twitter Inc.
1,183	3.875%—12/15/2027[2]	1,267
		2,770
INTERNET & DIRECT MARKETING RETAIL—0.5%
	QVC Inc.
1,500	5.450%—08/15/2034	1,599
256	5.950%—03/15/2043	266
		1,865
IT SERVICES—0.5%
	MoneyGram International Inc.
529	5.375%—08/01/2026[2]	549
	Sabre GLBL Inc.
749	9.250%—04/15/2025[2]	877
	Twilio Inc.
333	3.875%—03/15/2031	349
		1,775
LIFE SCIENCES TOOLS & SERVICES—0.8%
	Arches Buyer Inc.
726	6.125%—12/01/2028[2]	751
	Avantor Funding Inc.
344	4.625%—07/15/2028[2]	362
	IQVIA Inc.
701	5.000%—05/15/2027[2]	732
	Jaguar Holding Co II / PPD Development LP
768	5.000%—06/15/2028[2]	829
	Syneos Health Inc.
73	3.625%—01/15/2029[2]	73
		2,747
MACHINERY—0.5%
	EnPro Industries Inc.
585	5.750%—10/15/2026	616
	Meritor Inc.
334	6.250%—06/01/2025[2]	357
	Vertical U.S. Newco Inc.
771	5.250%—07/15/2027[2]	815
		1,788
MEDIA—8.7%
	Altice France SA
1,002	5.125%—07/15/2029[2]	1,011
234	7.375%—05/01/2026[2]	244
3,847	8.125%—02/01/2027[2]	4,170
		5,425
	AMC Networks Inc.
1,105	4.250%—02/15/2029	1,106
177	4.750%—08/01/2025	182
		1,288

Harbor High-Yield Bond Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Audacy Capital Corp.
$447	6.750%—03/31/2029[2]	$456
	CCO Holdings LLC / CCO Holdings Capital Corp.
550	4.250%—02/01/2031[2]	568
380	4.500%—06/01/2033[2]	396
752	5.375%—06/01/2029[2]	821
984	5.500%—05/01/2026[2]	1,018
		2,803
	CSC Holdings LLC
385	3.375%—02/15/2031[2]	366
1,158	5.750%—01/15/2030[2]	1,209
1,127	6.500%—02/01/2029[2]	1,246
		2,821
	Cumulus Media New Holdings Inc.
357	6.750%—07/01/2026[2]	377
	Diamond Sports Group LLC / Diamond Sports Finance Co.
910	5.375%—08/15/2026[2]	529
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.
604	5.875%—08/15/2027[2]	625
	DISH DBS Corp.
1,224	5.125%—06/01/2029[2]	1,215
1,094	7.750%—07/01/2026	1,250
		2,465
	Gray Television Inc.
275	5.875%—07/15/2026[2]	284
	Hughes Satellite Systems Corp.
335	5.250%—08/01/2026	375
879	6.625%—08/01/2026	991
		1,366
	Meredith Corp.
562	6.500%—07/01/2025[2]	608
223	6.875%—02/01/2026	232
		840
	Playtika Holding Corp.
1,008	4.250%—03/15/2029[2]	1,007
	Radiate Holdco LLC / Radiate Finance Inc.
784	4.500%—09/15/2026[2]	813
505	6.500%—09/15/2028[2]	525
		1,338
	Sirius XM Radio Inc.
705	4.000%—07/15/2028[2]	728
246	5.375%—07/15/2026[2]	255
		983
	SSL Robotics LLC
846	9.750%—12/31/2023[2]	933
	Tegna Inc.
485	4.750%—03/15/2026[2]	516
	Telesat Canada / Telesat LLC
299	4.875%—06/01/2027[2]	274
540	5.625%—12/06/2026[2]	501
2,162	6.500%—10/15/2027[2]	1,838
		2,613
	UPC Broadband Finco BV
1,418	4.875%—07/15/2031[2]	1,448
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Viasat Inc.
$1,498	5.625%—09/15/2025[2]	$1,526
692	6.500%—07/15/2028[2]	733
		2,259
	Virgin Media Finance plc
232	5.000%—07/15/2030[2]	236
	Virgin Media Vendor Financing Notes IV DAC
180	5.000%—07/15/2028[2]	184
	WMG Acquisition Corp.
269	3.000%—02/15/2031[2]	261
170	3.875%—07/15/2030[2]	175
		436
		31,232
METALS & MINING—1.7%
	FMG Resources August 2006 Pty Ltd.
2,145	4.375%—04/01/2031[2]	2,336
215	4.500%—09/15/2027[2]	235
		2,571
	Freeport-McMoRan Inc.
247	5.400%—11/14/2034	315
862	5.450%—03/15/2043	1,109
		1,424
	Grinding Media Inc.
1,358	7.375%—12/15/2023[2]	1,380
	Novelis Corp.
676	3.875%—08/15/2031[2]	684
		6,059
OIL, GAS & CONSUMABLE FUELS—11.5%
	Aethon United BR LP / Aethon United Finance Corp.
977	8.250%—02/15/2026[2]	1,046
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
843	5.750%—03/01/2027-01/15/2028[2]	876
664	7.875%—05/15/2026[2]	737
		1,613
	Apache Corp.
252	4.250%—01/15/2044	248
194	4.625%—11/15/2025	209
209	4.750%—04/15/2043	215
		672
	Buckeye Partners LP
350	3.950%—12/01/2026	355
855	4.500%—03/01/2028[2]	871
134	5.850%—11/15/2043	135
		1,361
	Chesapeake Energy Corp.
142	5.500%—02/01/2026[2]	148
85	5.875%—02/01/2029[2]	91
		239
	CNX Midstream Partners LP
478	6.500%—03/15/2026[2]	495
	CNX Resources Corp.
274	6.000%—01/15/2029[2]	291
646	7.250%—03/14/2027[2]	690
		981

Harbor High-Yield Bond Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Colgate Energy Partners III LLC
$807	5.875%—07/01/2029[2]	$839
	Comstock Resources Inc.
575	5.875%—01/15/2030[2]	579
	Continental Resources Inc.
349	4.900%—06/01/2044	403
343	5.750%—01/15/2031[2]	414
		817
	Crownrock LP / Crownrock Finance Inc.
230	5.000%—05/01/2029[2]	241
	DT Midstream Inc.
772	4.125%—06/15/2029[2]	793
775	4.375%—06/15/2031[2]	805
		1,598
	Encino Acquisition Partners Holdings LLC
984	8.500%—05/01/2028[2]	985
	Endeavor Energy Resources LP / EER Finance Inc.
369	5.500%—01/30/2026[2]	382
	EQM Midstream Partners LP
424	4.500%—01/15/2029[2]	431
419	4.750%—01/15/2031[2]	427
811	6.500%—07/15/2048	893
		1,751
	Equities Corp.
372	3.625%—05/15/2031[2]	394
750	3.900%—10/01/2027	815
1,341	5.000%—01/15/2029	1,518
		2,727
	Ferrellgas LP / Ferrellgas Finance Corp.
1,420	5.375%—04/01/2026[2]	1,404
	Genesis Energy LP / Genesis Energy Finance Corp.
816	7.750%—02/01/2028	826
672	8.000%—01/15/2027	694
		1,520
	Gulfport Energy Operating Corp.
540	8.000%—05/17/2026[2]	577
	Hilcorp Energy I LP / Hilcorp Finance Co.
1,104	6.000%—02/01/2031[2]	1,156
128	6.250%—11/01/2028[2]	134
		1,290
	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
455	6.000%—08/01/2026[2]	465
	Moss Creek Resources Holdings Inc.
912	7.500%—01/15/2026[2]	819
655	10.500%—05/15/2027[2]	631
		1,450
	Murphy Oil Corp.
455	5.750%—08/15/2025	465
290	6.375%—07/15/2028-12/01/2042	294
		759
	NGL Energy Operating LLC / NGL Energy Finance Corp.
1,422	7.500%—02/01/2026[2]	1,463
	NGL Energy Partners LP
1,091	7.500%—11/01/2023	1,041
	NuStar Logistics LP
593	5.750%—10/01/2025	647
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Oasis Midstream Partners LP / OMP Finance Corp.
$836	8.000%—04/01/2029[2]	$871
	Occidental Petroleum Corp.
339	4.200%—03/15/2048	325
907	4.300%—08/15/2039	900
1,243	4.400%—04/15/2046	1,223
350	5.550%—03/15/2026	384
578	6.200%—03/15/2040	671
219	6.450%—09/15/2036	265
115	8.500%—07/15/2027	144
1,367	8.875%—07/15/2030	1,846
		5,758
	Parkland Corp.
1,109	4.500%—10/01/2029[2]	1,142
	PDC Energy Inc.
551	5.750%—05/15/2026	571
	Precision Drilling Corp.
275	6.875%—01/15/2029[2]	283
	Rattler Midstream LP
382	5.625%—07/15/2025[2]	399
	Sanchez Energy Corp.
3,000	0.000%—06/15/2021*	83
	SM Energy Co.
398	6.500%—07/15/2028	397
653	6.750%—09/15/2026	649
88	10.000%—01/15/2025[2]	98
		1,144
	Southwestern Energy Co.
69	7.500%—04/01/2026	73
454	8.375%—09/15/2028	508
		581
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
515	6.000%—12/31/2030[2]	542
595	7.500%—10/01/2025[2]	647
		1,189
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
244	5.500%—03/01/2030	269
409	6.500%—07/15/2027	445
		714
	Venture Global Calcasieu Pass LLC
799	3.875%—08/15/2029[2]	817
799	4.125%—08/15/2031[2]	828
		1,645
		41,322
PAPER & FOREST PRODUCTS—0.1%
	Mercer International Inc.
285	5.125%—02/01/2029	291
PHARMACEUTICALS—3.0%
	Bausch Health Cos. Inc.
781	4.875%—06/01/2028[2]	807
332	5.500%—11/01/2025[2]	339
726	5.750%—08/15/2027[2]	767
519	6.125%—04/15/2025[2]	530
1,366	6.250%—02/15/2029[2]	1,361

Harbor High-Yield Bond Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
$254	7.000%—01/15/2028[2]	$267
2,492	9.000%—12/15/2025[2]	2,663
		6,734
	Catalent Pharma Solutions Inc.
643	5.000%—07/15/2027[2]	675
	Elanco Animal Health Inc.
690	5.900%—08/28/2028	827
	HCRX Investments Holdco LP
407	4.500%—08/01/2029[2]	416
	Jazz Securities DAC
613	4.375%—01/15/2029[2]	640
	Organon Finance 1 LLC
423	5.125%—04/30/2031[2]	436
	Teva Pharmaceutical Finance Netherlands III BV
770	3.150%—10/01/2026	740
514	6.000%—04/15/2024	540
		1,280
		11,008
PROFESSIONAL SERVICES—1.0%
	Corelogic Inc.
1,025	4.500%—05/01/2028[2]	1,025
	Dun + Bradstreet Corp. Co.
494	10.250%—02/15/2027[2]	540
	Nielsen Finance LLC / Nielsen Finance Co.
62	4.500%—07/15/2029[2]	63
1,150	4.750%—07/15/2031[2]	1,161
823	5.875%—10/01/2030[2]	903
		2,127
		3,692
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
	Global NET Lease Inc. / Global NET Lease Operating Partnership LP
1,558	3.750%—12/15/2027[2]	1,551
	Kennedy-Wilson Inc.
476	5.000%—03/01/2031	489
	MPT Operating Partnership LP / MPT Finance Corp.
1,164	3.500%—03/15/2031	1,196
	Realogy Group LLC / Realogy Co.
383	5.750%—01/15/2029[2]	402
376	7.625%—06/15/2025[2]	406
		808
		4,044
ROAD & RAIL—0.3%
	Uber Technologies Inc.
1,114	7.500%—05/15/2025-09/15/2027[2]	1,201
SOFTWARE—1.4%
	Banff Merger Sub Inc.
1,692	9.750%—09/01/2026[2]	1,781
	Boxer Parent Co. Inc.
461	7.125%—10/02/2025[2]	493
182	9.125%—03/01/2026[2]	191
		684
	BY Crown Parent LLC / BY Bond Finance Inc.
265	4.250%—01/31/2026[2]	279
	Elastic NV
507	4.125%—07/15/2029[2]	510
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SOFTWARE—Continued
	J2 Global Inc.
$383	4.625%—10/15/2030[2]	$407
	Square Inc.
335	2.750%—06/01/2026[2]	343
1,067	3.500%—06/01/2031[2]	1,110
		1,453
	Symantec Corp.
107	5.000%—04/15/2025[2]	109
		5,223
SPECIALTY RETAIL—1.1%
	L Brands Inc.
265	6.694%—01/15/2027	316
687	6.875%—11/01/2035	885
		1,201
	Lithia Motors Inc.
480	3.875%—06/01/2029[2]	506
	Magic Mergeco Inc.
266	5.250%—05/01/2028[2]	276
1,157	7.875%—05/01/2029[2]	1,202
		1,478
	Penske Automotive Group Inc.
440	3.500%—09/01/2025	455
	Victoria's Secret & Co.
491	4.625%—07/15/2029[2]	492
		4,132
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.0%
	Dell International LLC / EMC Corp.
3,260	7.125%—06/15/2024[2]	3,340
	Diebold Nixdorf Inc.
309	8.500%—04/15/2024	315
1,407	9.375%—07/15/2025[2]	1,548
		1,863
	NCR Corp.
353	5.125%—04/15/2029[2]	368
80	8.125%—04/15/2025[2]	87
		455
	Seagate HDD Cayman Co.
226	4.091%—06/01/2029[2]	237
895	5.750%—12/01/2034	1,062
		1,299
	Western Digital Corp.
408	4.750%—02/15/2026	453
		7,410
TEXTILES, APPAREL & LUXURY GOODS—0.3%
	Hanesbrands Inc.
324	4.875%—05/15/2026[2]	350
	William Carter Co.
807	5.500%—05/15/2025[2]	851
		1,201
THRIFTS & MORTGAGE FINANCE—0.0%
	Nationstar Mortgage Holdings Inc.
215	6.000%—01/15/2027[2]	224

Harbor High-Yield Bond Fund

Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—0.9%
	Alta Equipment Group Inc.
$927	5.625%—04/15/2026[2]	$963
	Ashtead Capital Inc.
700	5.250%—08/01/2026[2]	729
	BCPE Empire Holdings Inc.
535	7.625%—05/01/2027[2]	538
	GYP Holdings III Corp.
447	4.625%—05/01/2029[2]	453
	United Rentals North America Inc.
489	3.750%—01/15/2032	489
		3,172
WIRELESS TELECOMMUNICATION SERVICES—1.2%
	Frontier Communications Holdings LLC
626	5.875%—11/01/2029	641
	LCPR Senior Secured Financing DAC
412	6.750%—10/15/2027[2]	441
	Sprint Capital Corp.
272	6.875%—11/15/2028	351
1,345	8.750%—03/15/2032	2,075
		2,426
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
	T-Mobile USA Inc.
$250	2.625%—02/15/2029	$250
478	4.000%—04/15/2022	487
		737
		4,245
TOTAL CORPORATE BONDS & NOTES
(Cost $300,468)		307,557
TOTAL INVESTMENTS—97.3%
(Cost $342,783)		350,283
CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		9,810
TOTAL NET ASSETS—100.0%		$360,093

FAIR VALUE MEASUREMENTS
All investments at July 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Security in default
1
Variable or floating rate security; the stated rate represents the rate in effect at July 31, 2021. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $233,744 or 65% of net assets.

3	Zero coupon bond
4	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Fixed Income Funds

Notes to Portfolios of Investments—July 31, 2021 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2021, the Trust consists of 31 separate portfolios. The portfolios covered by this report are: Harbor Bond Fund, Harbor Convertible Securities Fund, Harbor Core Bond Fund, and Harbor High-Yield Bond Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
 Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts and options contracts, including rights and warrants) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.

Harbor Fixed Income Funds

Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements (including centrally cleared swaps), derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

Harbor Fixed Income Funds

Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.FI.0120